ASAP III
                                                                 6
                               Filed with the Securities and Exchange Commission on December 18, 2007

Registration No. 333-96577                                                              Investment Company Act No. 811-5438
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                                       REGISTRATION STATEMENT
                                                               UNDER
                                                     THE SECURITIES ACT OF 1933
                                                       Post-Effective No. 25
                                                                and
                                                       REGISTRATION STATEMENT
                                                               UNDER
                                                 THE INVESTMENT COMPANY ACT OF 1940
                                                         Amendment No. 165

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                               JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                                          One Corporate Drive, Shelton, Connecticut 06484
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                    C. CHRISTOPHER SPRAGUE, ESQ.
                                                VICE PRESIDENT AND CORPORATE COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233
                                    Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                    [X]  immediately upon filing pursuant to paragraph (b) of
Rule 485
                                    [ ] on  _____ pursuant to paragraph (b) of Rule 485
                                    [ ]  60 days after filing pursuant to paragraph (a) (i) of
Rule 485
                                    [ ]  on ______  pursuant to paragraph (a) (i) of Rule 485
                                    [ ] 75 days after filing pursuant to paragraph (a) (ii) of
Rule 485
                                    [ ] on                           pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    Error! Reference source not found.  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                               Title of Securities Being Registered:
                              Units of interest in Separate Accounts under variable annuity contracts.
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ASAP III

                                                                NOTE

Registrant is filing this Post-Effective Amendment No. 25 to Registration Statement No. 333-96577 for the purpose of including in the Registration Statement a Prospectus Supplement.  The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 20 filed with the SEC on April 20, 2007, as supplemented, are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this
Registration Statement.

ASAP III

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                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                     American Skandia Advisor Plan III
                                                          American Skandia APEX II
                                                      American Skandia Xtra Credit Six
                                                        American Skandia Lifevest II
                                                   American Skandia Advisors Choice(R)2000

                                                Supplement to Prospectuses Dated May 1, 2007
                                                     Supplement dated January 28, 2008

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

     We are issuing this  supplement  to describe new optional  living  benefits as well as to announce  certain  other changes to your prospectus.  GRO Plus 2008 and Highest Daily GRO, which are two of the new optional benefits,  are guaranteed minimum accumulation benefits.  Under each of these  benefits,  we  guarantee a specified  amount of Account  Value at one or more dates in the future.
     Thus,  each of these  benefits  is  appropriate  for someone  who wants to  guarantee  their  Account  Value as of a future  date, notwithstanding  any market declines that may occur.  GRO Plus 2008 and Highest Daily GRO differ in a number of ways, as described below.  A key  difference is that under GRO Plus 2008, our guarantee  takes effect 7 years after  election,  whereas under Highest
     Daily GRO, our guarantee  takes effect 10 years after  election.  Highest Daily  Lifetime Seven is a lifetime  guaranteed  minimum withdrawal  benefit.  As under GRO Plus 2008 and Highest Daily GRO, we guarantee an amount under the benefit  irrespective  of any declines in your Account Value.  Highest Daily Lifetime Seven differs,  however, in the way that this guaranteed value is intended to be accessed.  Specifically,  Highest Daily Lifetime Seven  contemplates  withdrawals  that you take from your Annuity over your lifetime.  As detailed below, we guarantee these  withdrawal  amounts,  regardless of any declines in your Account Value.  Spousal
     Highest Daily  Lifetime  Seven works the same way,  except that the  withdrawals  are  guaranteed  over the lives of two spouses..
     Thus,  Highest Daily Lifetime Seven and Spousal  Highest Daily Lifetime Seven may be appropriate  for someone who wants to protect an amount to be used for withdrawals over a period of time.
     I.  TABLE OF CONTENTS

o        In the Table of Contents, immediately after the entry for Guaranteed Return Option (GRO), we add a new line item entitled
              "Highest Daily Guaranteed Return Option (Highest Daily GRO)."

o        In the Table of Contents, immediately after the entry for Highest Daily Lifetime Five Income Benefit (Highest Daily Lifetime
              Five), we add a new line item entitled "Highest Daily Lifetime Seven Income Benefit (Highest Daily Lifetime Seven),
              followed by a line item entitled "Spousal Highest Daily Lifetime Seven Income Benefit (Spousal Highest Daily Lifetime
              Seven)".

o        In the Table of Contents, immediately after the entry for APPENDIX H, we add the following line items:  APPENDIX I - ASSET
              TRANSFER FORMULA UNDER GRO PLUS 2008 AND HIGHEST DAILY GRO and APPENDIX J - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY
              LIFETIME SEVEN AND SPOUSAL HIGHEST DAILY LIFETIME SEVEN

     II.  GLOSSARY OF TERMS

o        In the Glossary of Terms of each prospectus, we substitute the following revised definitions:

Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option (GRO)/Highest Daily Guaranteed Return Option (Highest Daily GRO):
Each of GRO Plus, GRO, and Highest Daily GRO is a separate optional benefit that, for an additional cost, guarantees a "return of premium" at one or more future dates and that requires your participation in an asset transfer program.  Beginning in 2008, we introduced an amended version of GRO Plus, called GRO Plus 2008, that we offer for new elections.

o        In the Glossary of Terms of each prospectus, we add the following new definitions:

Highest Daily Lifetime Seven Income Benefit:  An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your
Account Value.  Highest Daily Lifetime Seven is the same class of optional benefit as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

Spousal Highest Daily Lifetime Seven Income Benefit:  The spousal version of the Highest Daily Lifetime Seven Income Benefit.
Spousal Highest Daily Lifetime Seven is the same class of optional benefit as our Spousal Lifetime Five Income Benefit, but differs
(among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated.

III.  SUMMARY OF CONTRACT FEES AND CHARGES

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option (GRO)/ to reflect the charge for Highest Daily GRO:

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     YOUR OPTIONAL BENEFIT FEES AND CHARGES
-------------------------------------------------------------------------------------------------------------------------
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------
                                  OPTIONAL        TOTAL          TOTAL                          TOTAL
                                                                                TOTAL                          TOTAL
                                                 ANNUAL          ANNUAL         ANNUAL         ANNUAL         ANNUAL
                                  BENEFIT       CHARGE(1)      CHARGE(1)      CHARGE(1)       CHARGE(1)      CHARGE(1)
OPTIONAL                            FEE/           for            for            for             for            for
BENEFIT                            CHARGE       ASAP III        APEX II         ASL II           XT6         Choice II
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------
-------------------------------------------------------------------------------------------------------------------------

HIGHEST DAILY GUARANTEED RETURN OPTION (Highest Daily GRO)
-------------------------------------------------------------------------------------------------------------------------
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------
                                              1.60%(3)       2.00%(3)       2.00%(3)        2.00%/(3)      1.00%(3)
                                0.75%
                                maximum
                                charge[2]

                                0.35%
                                current
                                charge
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option (GRO)/ to reflect the charge for GRO Plus 2008:

-------------------------------------------------------------------------------------------------------------------------
     YOUR OPTIONAL BENEFIT FEES AND CHARGES
-------------------------------------------------------------------------------------------------------------------------
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------
                                  OPTIONAL        TOTAL          TOTAL                          TOTAL
                                                                                TOTAL                          TOTAL
                                                 ANNUAL          ANNUAL         ANNUAL         ANNUAL         ANNUAL
                                  BENEFIT       CHARGE(1)      CHARGE(1)      CHARGE(1)       CHARGE(1)      CHARGE(1)
OPTIONAL                            FEE/           for            for            for             for            for
BENEFIT                            CHARGE       ASAP III        APEX II         ASL II           XT6         Choice II
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------
-------------------------------------------------------------------------------------------------------------------------

GRO PLUS 2008
-------------------------------------------------------------------------------------------------------------------------
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------
                                              1.60%(3)       2.00%(3)       2.00%(3)        2.00%(3)       1.00%(3)
                                0.75%
                                maximum
                                charge(1)

                                0.35%
                                current
                                charge
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime Five Income Benefit), to reflect the charge for Highest Daily
         Lifetime Seven:

-------------------------------------------------------------------------------------------------------------------------
                                           YOUR OPTIONAL BENEFIT FEES AND CHARGES
-------------------------------------------------------------------------------------------------------------------------
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------
                                  OPTIONAL        TOTAL          TOTAL                          TOTAL
                                                                                TOTAL                          TOTAL
                                                 ANNUAL          ANNUAL         ANNUAL         ANNUAL         ANNUAL
                                  BENEFIT       CHARGE(1)      CHARGE(1)      CHARGE(1)       CHARGE(1)      CHARGE(1)
OPTIONAL                            FEE/           for            for            for             for            for
BENEFIT                            CHARGE       ASAP III        APEX II         ASL II           XT6         Choice II
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------
-------------------------------------------------------------------------------------------------------------------------

HIGHEST DAILY LIFETIME SEVEN
-------------------------------------------------------------------------------------------------------------------------
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------
                                              1.25%(3)       1.65%(3)       1.65%(3)        1.65%(3)       0.65% (3)
                                1.50%
                                maximum
                                charge(2)

                                0.60%
                                current
                                charge
---------------- -------------- ------------- -------------- -------------- --------------- -------------- --------------

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime Seven Income Benefit), to reflect the charge for Spousal Highest
         Daily Lifetime Seven:
----------------------------------------------------------------------------------------------------------------------------------
                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------
---------------- -------------- ------------- ---------------- ----------------- ---------------- ----------------- --------------
                                  OPTIONAL         TOTAL             TOTAL                             TOTAL
                                                                                      TOTAL                             TOTAL
                                                  ANNUAL            ANNUAL           ANNUAL            ANNUAL          ANNUAL
                                  BENEFIT        CHARGE(1)         CHARGE(1)        CHARGE(1)        CHARGE(1)        CHARGE(1)
OPTIONAL                            FEE/            for               for              for              for              for
BENEFIT                            CHARGE        ASAP III           APEX II          ASL II             XT6           Choice II
---------------- -------------- ------------- ---------------- ----------------- ---------------- ----------------- --------------
----------------------------------------------------------------------------------------------------------------------------------

SPOUSAL HIGHEST DAILY LIFETIME SEVEN
----------------------------------------------------------------------------------------------------------------------------------
---------------- -------------- ------------- ---------------- ----------------- ---------------- ----------------- --------------
                                              1.25%(3)         1.65% (3)         1.65% (3)        1.65%(3)          0.65%(3)
                                1.50%
                                maximum
                                charge(1)

                                0.75%
                                current
                                charge
---------------- -------------- ------------- ---------------- ----------------- ---------------- ----------------- --------------
1/ The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.  With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income
Value, and not against the value of the Sub-accounts.  With respect to Highest Daily Lifetime Seven and Spousal Highest Daily
Lifetime Seven, the 0.60% charge and 0.75% charge, respectively, is assessed against the Protected Withdrawal Value, and not against the value of the Sub-accounts.  With respect to each of Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven,
one-fourth of the annual charge is deducted at the end of each quarter, where the quarters are part of years that have as their anniversary the date that the benefit was elected.  These optional benefits are not available under the Beneficiary Continuation
Option.
2/ We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.  However, we have no present intention of doing so.
3/ HOW CHARGE IS DETERMINED
o        Highest Daily GRO: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts.  For ASAP
         III, 1.60% total annual charge applies in Annuity years 1-8 and is 1.00% thereafter.  For APEX II and ASL II, 2.00% total annual charge applies in all Annuity years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is
         1.00% thereafter, for Choice II, 1.00% total annual charge applies in all Annuity years
o        GRO PLUS 2008: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts.  For ASAP III,
         1.60% total annual charge applies in Annuity years 1-8 and is 1.00% thereafter.  For APEX II and ASL II, 2.00% total annual charge applies in all Annuity years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00%
         thereafter, for Choice II, 1.00% total annual charge applies in all Annuity years
o        Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV").  For ASAP
         III, 1.25% total annual charge applies in Annuity years 1-8 and is 0.65% thereafter; 0.60% of PWV is in addition.  For APEX
         II and ASL II, 1.65% total annual charge applies in all Annuity years; 0.60% of PWV is in addition. For XT6, 1.65% total annual charge applies in Annuity Years 1-10 and is 0.65% thereafter, 0.60% of PWV is in addition..  For Choice II, 0.65%
         total annual charge applies in all Annuity years; 0.60% of PWV is in addition..
o        Spousal Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV").
         For ASAP III, 1.25% total annual charge applies in Annuity years 1-8 and is 0.65% thereafter; 0.75% of PWV is in addition.
         For APEX II and ASL II, 1.65% total annual charge applies in all Annuity years; 0.75% of PWV is in addition. For XT6, 1.65%
         total annual charge applies in Annuity Years 1-10 and is 0.65% thereafter, 0.75% of PWV is in addition..  For Choice II,
         0.65% total annual charge applies in all Annuity years; 0.75% of PWV is in addition..

o        In the Investment Options section of the prospectus, we add the following, to reflect the Portfolios that are permissible with respect to each new optional benefit being added:

Under Highest Daily GRO and GRO Plus 2008, all Sub-accounts are permitted, EXCEPT for the following:

ProFund VP UltraOTC
ProFund VP UltraSmall Cap
ProFund VP Semiconductor
ProFund VP Internet
ProFund VP UltraBull
First Trust Value Line Target 25
AIM VI Technology -Series I shares
ProFund VP Technology
First Trust NASDAQ Target 15
ProFund VP Biotechnology
ProFund VP Short Small-Cap
Access VP High Yield
ProFund VP Short Mid-Cap
ProFund VP UltraMid-Cap
ProFund VP Precious Metals
ProFund VP OTC
Rydex VT OTC
Evergreen VA Growth
ProFund VP Asia 30
ProFund VP Short OTC

Under Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, only the following Sub-accounts are permitted:

  AST Capital Growth Asset Allocation Portfolio
  AST Balanced Asset Allocation Portfolio
  AST Conservative Asset Allocation Portfolio
  AST Preservation Asset Allocation Portfolio
  AST First Trust Balanced Target Portfolio
  AST First Trust Capital Appreciation Target Portfolio
  AST Advanced Strategies Portfolio
  AST T. Rowe Price Asset Allocation Portfolio
  AST UBS Dynamic Alpha Strategy Portfolio
  AST American Century Strategic Allocation Portfolio
  AST Niemann Capital Growth Asset Allocation Portfolio
  AST CLS Growth Asset Allocation Portfolio
  AST CLS Moderate Asset Allocation Portfolio
  AST Horizon Growth Asset Allocation Portfolio
  AST Horizon Moderate Asset Allocation Portfolio

     IV. NEW BENEFITS

o        In the Living Benefits Programs section, under the heading "Do you offer programs designed to provide investment protection for owners while they are alive?", we revise the first sentence immediately following the 4th bullet to state:

"The "living benefits" that American Skandia offers are the Guaranteed Return Option Plus (GRO Plus), Guaranteed Return Option Plus
2008 (GRO Plus 2008), the Highest Daily Guaranteed Return Option (Highest Daily GRO), the Guaranteed Minimum Withdrawal Benefit
(GMWB), the Guaranteed Minimum Income Benefit (GMIB), the Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit, the
Highest Daily Lifetime Five Income Benefit, the Highest Daily Lifetime Seven Income Benefit and the Spousal Highest Daily Lifetime
Seven Income Benefit."

o        We add the following as a new section immediately after Guaranteed Return Option:

GUARANTEED RETURN OPTION PLUS 2008 (GRO Plus 2008)

  The GRO Plus 2008 benefit described below is only being offered in those jurisdictions where we have received regulatory approval,
  and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.   Upon our
  receipt of approval in a given State, we will offer only GRO Plus 2008 for new elections, rather than the existing versions of GRO.
  Certain terms and conditions may differ between jurisdictions once approved.  You can elect this benefit on the Issue Date of your
  Annuity, or at any time thereafter (unless you previously participated in either this benefit or Highest Daily GRO, in which case your election must be on an Annuity Anniversary).  GRO Plus 2008 is not available if you participate in any other optional living benefit.  However, GRO Plus 2008 may be elected together with any optional death benefit, other than the Highest Daily Value Death
  Benefit and the Plus40 Optional Life Insurance Rider.

      Under GRO Plus 2008, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent Purchase Payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter.  We refer to this initial guarantee as the "base guarantee."  In addition to the base guarantee, GRO Plus 2008 offers the possibility of an enhanced guarantee.  You may lock in an enhanced guarantee once per "benefit year" (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account
Value on the Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee.  We guarantee that the Account
Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter.  In addition, you may elect an automatic enhanced guarantee feature under which, if Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter.  You may maintain only one enhanced guarantee in addition to your base guarantee.  Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee.  However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year.  Please note that whenever an enhanced guarantee is created, we reserve the right to increase your charge for
GRO Plus 2008 if we have increased the charge for new elections of the benefit generally.  You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see "How and When Do I Choose The Annuity Payment Option?" for further information on your maximum Annuity Date).

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date".  If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account
Value up to the guaranteed amount.  If the maturity date is not a Valuation Day, then we would contribute such an amount on the next
Valuation Day.  We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account"
described below) in accordance with your current allocations instructions.  Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the Current AST bond portfolio Sub-account
associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis.   If the entire Account Value is invested in
an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (and associated credits) made subsequent to the date that the guarantee was established.  For example, if the effective date of the benefit was January 1, 2009 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2009 would increase the base guarantee amount to $130,000.  As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the
"dollar-for-dollar corridor."

The dollar-for-dollar corridor is equal to 5% of the base guarantee amount (i.e., 5% of the Account Value at benefit election).
Thereafter, the dollar-for-dollar corridor is adjusted only for subsequent Purchase Payments (i.e., 5% of the Purchase Payment is
added to the corridor amount) and "excess withdrawals" (as described below).  Thus, the creation of any enhanced guarantee has no impact on the dollar-for-dollar corridor.  Each "benefit year", withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce both the amount of the dollar-for-dollar corridor for that benefit year plus the base guarantee
amount and the amount of any enhanced guarantee - - by the exact amount of the withdrawal.   However, if you withdraw more than the
dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each guarantee amount.  We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii), and (iv) reducing each guarantee amount, and the dollar-for-dollar corridor itself, by the percentage derived in (iii).  See examples of this calculation below.

Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each guarantee amount and the dollar-for-dollar corridor in the manner indicated above.

EXAMPLES

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the
GRO Plus/SM/ 2008 program are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus 2008 or other fees and charges.

Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by  $10,000, from $250,000 to $240,000).
o        The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).

The resulting base guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

KEY FEATURE-- Allocation of Account Value

To allow us to make these guarantees, we monitor your Account Value according to the formula that is set forth in the schedule supplement to the rider.  Because the formula is made part of your schedule supplement, the formula applicable to you may not be altered once you elect the benefit.  However, we do reserve the right to amend the formula for newly-issued Annuities that elect GRO
Plus 2008 and for existing Annuities that elect the benefit in the future.  This required allocation mechanism helps us manage our financial exposure under GRO Plus 2008, by moving assets out of certain Sub-accounts in the event of securities market declines.  In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust).  We refer to these bond portfolios collectively as the "AST bond portfolios."  The formula also contemplates the transfer of assets from an AST bond portfolio to the other Sub-accounts in certain other scenarios.  The formula itself is the same as that used for our Highest Daily GRO benefit, and is set forth in Appendix I to this prospectus.  A
summary description of each AST Bond Portfolio appears within the prospectus section entitled "What Are The Investment   Objectives
and Policies Of The Portfolios?  Upon the initial transfer of your Account Value into an AST Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation.  In addition, you can find a copy of the AST Bond Portfolio prospectus by going to www.prudentialannuities.com.

Each AST bond portfolio is unique, in that its underlying investments generally mature at different times.  For example, there would be an AST bond portfolio whose underlying investments generally mature in 2015, an AST bond portfolio whose underlying investments generally mature in 2016, and so forth.  We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefit).  If you have elected GRO
Plus 2008, you may invest in an AST bond portfolio only by operation of the asset transfer formula, and thus you may not allocate
Purchase Payments to such a Portfolio.  Please see this prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time.  In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account."  The formula may dictate that a transfer out of the Current AST Bond
Portfolio Sub-account be made, or alternatively may mandate a transfer into another AST bond portfolio Sub-account.  Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability"
(we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account").  Note that if the Current AST bond portfolio
Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if such a transfer is dictated by the formula.  As indicated, the AST bond portfolios are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the asset transfer formula works as follows (please see Appendix I).  On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee amount that is outstanding.  For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index  used within the financial services industry and then reducing the rate determined by that index by a
prescribed adjustment.     Once selected, we do not change the applicable benchmark index  (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the
"current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the
Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other
Sub-accounts, exceeds an upper target value (currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula.  If the current liability, reduced by the amount held within the
Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value
(currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other
Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.

If a significant amount of your Account Value is systematically transferred to an AST bond portfolio Sub-account to support the guarantee amounts during periods of market declines, low interest rates, and/or as the guarantee nears its maturity date, less of your Account Value may be available to participate in the investment experience of the other Sub-accounts if there is a subsequent market recovery.  During periods closer to the maturity date of the guarantee, a significant portion of your Account Value may be allocated to an AST bond portfolio Sub-account to support any applicable guaranteed amount(s).

Election/Cancellation of the Program
GRO Plus 2008 can be elected on the Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or Highest Daily GRO, in which case your election must be on an Annuity Anniversary).  If you elect the benefit after the Issue Date of your Annuity, the benefit will be effective as of the Valuation Day that we receive the required documentation in good order at our home office, and the base guarantee amount will equal the Account Value on that day.  You may elect GRO Plus 2008 only if the oldest of the Owner and Annuitant is 84 or younger on the date of election.  If you currently participate in one of the original versions of GRO, you may terminate that benefit at any time and elect GRO Plus 2008.

You may cancel the GRO Plus 2008 benefit at any time.  Upon cancellation, we will transfer any Account Value that is held in an AST bond portfolio Sub-account to the other Sub-accounts, according to your current allocation instructions.  GRO Plus 2008 will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the
Annuity.  If you elect to terminate the program, GRO Plus 2008 will no longer provide any guarantees.  The charge for the GRO Plus
2008 program will no longer be deducted from your Account Value upon termination of the program.

Special Considerations under GRO Plus 2008
This program is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the program, 100% of your Account Value must be allocated to the permitted Sub-accounts.  The permitted
         Sub-accounts are those described in the Investment Option section of the prospectus.  No fixed interest rate allocations may be in effect as of the date that you elect to participate in the program.
o        You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
o        Transfers between an AST bond portfolio Sub-account and your other Sub-accounts under the program will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the program may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program.  Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.
Charges under the Program
We deduct a charge equal to 0.35% of the average daily net assets of the Sub-accounts for participation in the GRO Plus 2008 program.
The annual charge is deducted daily.  The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the program.  We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit.

We add the following as a new section immediately after the section above concerning GRO Plus 2008.

HIGHEST DAILY GUARANTEED RETURN OPTION (Highest Daily GRO)

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  The Highest Daily Guaranteed Return Option described below is only being offered in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.  You can elect this benefit on the Issue
  Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or GRO Plus 2008, in which case your election must be on an Annuity Anniversary).  Highest Daily GRO is not available if you participate in any other living benefit.  However, Highest Daily GRO may be elected together with any optional death benefit, other than the Highest Daily
  Value Death Benefit, or the Plus40 optional life insurance rider.
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      Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period.  As each year of your participation in the benefit passes, we create a new guarantee.  Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner).  We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee.

      The guarantees provided by the program exist only on the applicable maturity date(s).   However, due to the ongoing monitoring
of your Account Value, and the transfer of Account Value to support our future guarantees, the program may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date.
For this same reason, the program may limit your ability to benefit from market increases while it is in effect.

      The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity.  We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity.  Each benefit anniversary thereafter, we create a new guarantee.  With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity.  We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period.  The following example illustrates the time period over which we identify the highest daily Account
Value for purposes of each subsequent guarantee under the benefit.  If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022.  As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date".  If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account
Value up to the guaranteed amount.  If the maturity date is not a Valuation Day, then we would contribute such an amount on the next
Valuation Day.  We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account described below) in accordance with your current allocations instructions.  Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with
the maturing guarantee to your other Sub-accounts, on a pro rata basis.   If the entire account value is invested in the AST bond
portfolio Sub-account, we will allocate according to your current allocation instructions.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date.  For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively.
As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor."  The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election).  Each
"benefit year" (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we
calculate to establish a guarantee, by the exact amount of the withdrawal.   However, if you withdraw more than the dollar-for-dollar
corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee.  We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii), and (iv) reducing each guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself, by the percentage derived in (iii).  See examples of this calculation below.

Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

EXAMPLES

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the
Highest Daily GRO program are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.

Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The initial guarantee amount is reduced by the amount withdrawn (i.e., by  $10,000, from $250,000 to $240,000).
o        The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the initial guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).

The resulting initial guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

KEY FEATURE-- Allocation of Account Value

To allow us to make these guarantees, we monitor your Account Value according to the formula that is set forth in the schedule supplement to the rider.  Because the formula is made part of your schedule supplement, the formula may not be altered.  However, we do reserve the right to amend the formula for newly-issued annuity contracts that elect Highest Daily GRO and for existing contracts that elect the benefit post-issue.  This required allocation mechanism helps us manage our financial exposure under Highest Daily
GRO, by moving assets out of certain Sub-accounts in certain scenarios.  In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within Advanced Series Trust)
(collectively, the "AST Bond Portfolios").  The formula also contemplates the transfer of assets from the AST Bond Portfolios to the other Sub-accounts in other scenarios.

For purposes of operating the Highest Daily GRO formula, we have included as investment options within this Annuity several AST bond portfolios.  Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit.  For example, there would be an AST bond portfolio whose underlying investments generally mature in 2018 (corresponding to all guarantees that mature in 2018), an AST Bond Portfolio whose underlying investments generally mature in 2019 (corresponding to all guarantees that mature in 2019), and so forth.  We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit.  If you have elected Highest Daily GRO, you may invest in an AST bond portfolio only by operation of the asset transfer formula, and thus you may not allocate Purchase Payments to such a Portfolio.  Please see this prospectus and the prospectus for the
Advanced Series Trust for more information about each AST bond portfolio used with this benefit.  A summary description of each AST
Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies Of The Portfolios?"
Upon the initial transfer of your Account Value into an AST Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation.  In addition, you can find a copy of the AST Bond Portfolio prospectus by going to
www.prudentialannuities.com.

Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time.  In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account."  The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account.  Any transfer into an
AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account").  Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

In general, the asset transfer formula works as follows.  On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding.  For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within
the financial services industry and then reducing that interest rate by a prescribed adjustment.    Once selected, we do not change
the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your
Account Value held within the other Sub-accounts.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently,
0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account
Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio
Sub-account), in the amount dictated by the formula.

If a significant amount of your Account Value is systematically transferred to an AST bond portfolio Sub-account to support the guarantee amounts during periods of market declines, low interest rates, and/or as the guarantee nears its maturity date, less of your Account Value may be available to participate in the investment experience of the other Sub-accounts if there is a subsequent market recovery.  During periods closer to the maturity date of the guarantee, a significant portion of your Account Value may be allocated to an AST bond portfolio Sub-account to support any applicable guaranteed amount(s).

Election/Cancellation of the Program
Highest Daily GRO can be elected on the Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or GRO Plus 2008, in which case your election must be on an Annuity Anniversary).  If you elect the benefit after the Issue Date of your Annuity, the benefit will be effective as of the Valuation Day that we receive the required documentation in good order at our home office, and the initial guaranteed amount will equal the Account Value on that day.  You may elect Highest
Daily GRO only if the oldest of the Owner and Annuitant is 84 or younger on the date of election.  If you currently participate in one of the original versions of GRO, you may terminate that benefit at any time and elect Highest Daily GRO.

You may cancel Highest Daily GRO at any time.  Upon cancellation, we will transfer any Account Value that is held in an AST bond portfolio Sub-account to the other Sub-accounts, according to your current allocation instructions.  Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity.  If you elect to terminate the program, Highest Daily GRO will no longer provide any guarantees.  The charge for the Highest Daily GRO program will no longer be deducted from your Account Value upon termination of the program.

Special Considerations under Highest Daily GRO
This program is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the program, 100% of your Account Value must be allocated to the permitted Sub-accounts.  The permitted
         Sub-accounts are those described in the Investment Option section of this prospectus.   No fixed interest rate allocations
         may be in effect as of the date that you elect to participate in the program.
o        You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
o        Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the program will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the program may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program.  We reserve the right to transfer any Account Value in a prohibited investment option to an eligible investment option. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

Charges under the Program
We deduct an annual charge equal to 0.35% of the average daily net assets of the Sub-accounts (including each AST bond portfolio
Sub-account) for participation in the Highest Daily GRO program. The charge is deducted daily.  The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the program.  We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit.

o        We add the following as a new Appendix I:

Asset Transfer Formula Under GRO Plus 2008 and Highest Daily GRO:

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
o        AV is the current Account Value of the Annuity
o        V is the current Account Value of the elected Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value.  Currently, it is 79%.
o        Ct is the middle target value.  Currently, it is 82%.
o        Cu is the upper target value.  Currently, it is 85%.

For each guarantee provided under the program,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate applicable to the number of days until the maturity date.  It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment.  Once selected, we will not change the applicable benchmark index.
     However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one.  Otherwise we will substitute a comparable benchmark index.  We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period.  We call the greatest of these values the
"current liability (L)."

         L = MAX (Li), where Li = Gi / (1 + di)(Ni/365).

Next the formula calculates the following formula ratio:

         r = (L - B) / V.

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund
Sub-account associated with the current liability.  If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

         The formula will transfer assets into the Transfer Account if r > Cu.

         The transfer amount is calculated by the following formula:
                  T = {Min(V, [L - B - V*Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

         The transfer amount is calculated by the following formula:
                  T = {Min(B, - [L - B- V*Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

o        The following description of the new optional living benefit is added immediately after the section for Highest Daily
           Lifetime Five in the "Living Benefit Programs" in each Prospectus:

HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (HIGHEST DAILY LIFETIME SEVEN)

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Highest Daily Lifetime Seven is offered as an alternative to Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime Five.
Currently, if you elect Highest Daily Lifetime Seven and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven. See "Election
of and Designations under the Program" below for details. The income benefit under Highest Daily Lifetime Seven currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Seven
Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit or the Plus 40 optional life insurance rider). As long as your Highest Daily Lifetime
Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus.
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We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the
"Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Seven, and in
Appendix J to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected
Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the
Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual
Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount.  On the effective date of the benefit , the
Protected Withdrawal Value is equal to your Account Value.  On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit.  On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value.  We stop determining the
Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date.  On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

         (1)      the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of  7% annually  during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day
                  (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

         (2)      the Account Value.

If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

(a)      the Account Value; or

(b)      the Periodic Value on the date of the withdrawal.

If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth
Anniversary Date  is equal to the greatest of:

            (1) the Account Value; or

            (2) the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or

            (3) the sum of:

              (a) 200% of the Account Value on the effective date of the benefit;
              (b) 200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and
              (c)  all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent Purchase
Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below).  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

KEY FEATURE-- Annual Income Amount under the Highest Daily Lifetime Seven Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 74 and younger, 6%
for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity
Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess
Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income
Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of Excess Income will reduce the
Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the
Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and
(ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit.
Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and
(iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5%
for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first
Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up.
Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an
Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity
Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for
all three examples:
o        The Issue Date is December 1, 2007
o        The Highest Daily Lifetime Seven benefit is elected on March 5, 2008
o        The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime Seven benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5%
of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year
(up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------
           Date*                   Account Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
June 1, 2008                 $118,000.00                $118,000.00                $5,900.00
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
August 6, 2008               $120,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
September 1, 2008            $112,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
December 1, 2008             $119,000.00                $119,000.00                $5,950.00
---------------------------- -------------------------- -------------------------- --------------------------

*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
o        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income
     Amount for the Annuity Year), resulting in an adjusted Account Value of      $114,500 before the excess withdrawal.
o        This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
o        The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME SEVEN PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income
     Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income
     Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments are made.  However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

         (1) apply your Account Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity;
and

(2) the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o        Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Highest Daily Lifetime Seven Benefit does not directly affect the Account
     Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable
     CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest
     Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit.  A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?".  Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation.  In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to
     www.prudentialannuities.com.
o        Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
o        You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements.
o        The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct
     0.15% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account.  Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
For Highest Daily Lifetime Seven, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of
Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Highest Daily Lifetime Seven benefit, you will only be allowed to re-elect the benefit or elect the
Spousal Lifetime Five Benefit, the Lifetime Five Income Benefit, or the Spousal Highest Daily Lifetime Seven Income Benefit on any
anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Seven Benefit was
terminated. We reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit those
who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five or the Spousal Highest Daily Lifetime Seven to
elect Highest Daily Lifetime Seven only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the
Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Highest Daily Lifetime Seven; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your Account
Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to take the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant (v) if both the Account Value and Annual Income
Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the
Program).

Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account  to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions)
pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Seven.  For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST
Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of Highest
Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus. Speaking generally, the formula, which we apply each
Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by
5%, to produce a projected (i.e., hypothetical) income amount.  Note that we use 5% in the formula, irrespective of the Annuitant's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted
Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the
AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage
(currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond
Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account.
Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond
Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade
Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime
Seven, the ratios we use will be fixed.  For newly-issued Annuities that elect Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under
Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).
     Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis;
     or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
     Sub-account.

If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.  Note that if your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the
Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the
Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required
Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.  However, we do note that if you participate in Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all
Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

We add the following, as Appendix J, to set forth the formula that governs the required transfers under the Highest Daily Lifetime
Seven benefit:

Terms and Definitions referenced in the calculation formula:

o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective
     Date") and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 80%.
o        Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 77%.
o        L - the target value as of the current business day.
o        r - the target ratio.
o        a - factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.
o        V - the total value of all Permitted Sub-accounts in the annuity.
o        B - the total value of the AST Investment Grade Bond Portfolio Sub-account.
o        P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation.  After the first withdrawal, the Income Basis is equal to the greater of
     (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the
     Account Value.
o        T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

* Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

Target Value Calculation:

On each business day, a target value (L) is calculated, according to the following formula.  If the variable account value (V) is equal to zero, no calculation is necessary.

L = 0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r = (L - B) / V.
o        If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.
o        If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T ={Min(V, [L - B - V *  Ct] / (1-Ct))}, Money moving from the Permitted Sub-accounts to the AST Investment Grade Bond Portfolio
Sub-account

T ={Min(B,- [L - B - V *  Ct] / (1-Ct))}, Money moving from the AST Investment Grade Bond Portfolio Sub-account to the Permitted
Sub-accounts]

                                                   "a" Factors for Liability Calculations
                                            (in Years and Months since Benefit Effective Date)*

            Months
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Years           1                 3        4       5        6        7        8       9       10       11       12                                      2
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         1   15.34    15.31    15.27    15.23   15.20    15.16    15.13    15.09   15.05    15.02    14.98    14.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         2   14.91    14.87    14.84    14.80   14.76    14.73    14.69    14.66   14.62    14.58    14.55    14.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         3   14.47    14.44    14.40    14.36   14.33    14.29    14.26    14.22   14.18    14.15    14.11    14.07
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         4   14.04    14.00    13.96    13.93   13.89    13.85    13.82    13.78   13.74    13.71    13.67    13.63
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         5   13.60    13.56    13.52    13.48   13.45    13.41    13.37    13.34   13.30    13.26    13.23    13.19
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         6   13.15    13.12    13.08    13.04   13.00    12.97    12.93    12.89   12.86    12.82    12.78    12.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         7   12.71    12.67    12.63    12.60   12.56    12.52    12.49    12.45   12.41    12.38    12.34    12.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         8   12.26    12.23    12.19    12.15   12.12    12.08    12.04    12.01   11.97    11.93    11.90    11.86
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         9   11.82    11.78    11.75    11.71   11.67    11.64    11.60    11.56   11.53    11.49    11.45    11.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        10   11.38    11.34    11.31    11.27   11.23    11.20    11.16    11.12   11.09    11.05    11.01    10.98
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        11   10.94    10.90    10.87    10.83   10.79    10.76    10.72    10.69   10.65    10.61    10.58    10.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        12   10.50    10.47    10.43    10.40   10.36    10.32    10.29    10.25   10.21    10.18    10.14    10.11
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        13   10.07    10.04    10.00     9.96    9.93     9.89     9.86     9.82    9.79     9.75     9.71     9.68
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        14    9.64     9.61     9.57     9.54    9.50     9.47     9.43     9.40    9.36     9.33     9.29     9.26
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        15    9.22     9.19     9.15     9.12    9.08     9.05     9.02     8.98    8.95     8.91     8.88     8.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        16    8.81     8.77     8.74     8.71    8.67     8.64     8.60     8.57    8.54     8.50     8.47     8.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        17    8.40     8.37     8.34     8.30    8.27     8.24     8.20     8.17    8.14     8.10     8.07     8.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        18    8.00     7.97     7.94     7.91    7.88     7.84     7.81     7.78    7.75     7.71     7.68     7.65
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        19    7.62     7.59     7.55     7.52    7.49     7.46     7.43     7.40    7.37     7.33     7.30     7.27
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        20    7.24     7.21     7.18     7.15    7.12     7.09     7.06     7.03    7.00     6.97     6.94     6.91
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        21    6.88     6.85     6.82     6.79    6.76     6.73     6.70     6.67    6.64     6.61     6.58     6.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        22    6.52     6.50     6.47     6.44    6.41     6.38     6.36     6.33    6.30     6.27     6.24     6.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        23    6.19     6.16     6.13     6.11    6.08     6.05     6.03     6.00    5.97     5.94     5.92     5.89
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        24    5.86     5.84     5.81     5.79    5.76     5.74     5.71     5.69    5.66     5.63     5.61     5.58
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        25    5.56     5.53     5.51     5.48    5.46     5.44     5.41     5.39    5.36     5.34     5.32     5.29
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        26    5.27     5.24     5.22     5.20    5.18     5.15     5.13     5.11    5.08     5.06     5.04     5.01
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        27    4.99     4.97     4.95     4.93    4.91     4.88     4.86     4.84    4.82     4.80     4.78     4.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        28    4.73     4.71     4.69     4.67    4.65     4.63     4.61     4.59    4.57     4.55     4.53     4.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        29    4.49     4.47     4.45     4.43    4.41     4.39     4.37     4.35    4.33     4.32     4.30     4.28
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        30    4.26     4.24     4.22     4.20    4.18     4.17     4.15     4.13    4.11     4.09     4.07     4.06
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        31    4.04     4.02     4.00     3.98    3.97     3.95     3.93     3.91    3.90     3.88     3.86     3.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        32    3.83     3.81     3.79     3.78    3.76     3.74     3.72     3.71    3.69     3.67     3.66     3.64
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        33    3.62     3.61     3.59     3.57    3.55     3.54     3.52     3.50    3.49     3.47     3.45     3.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        34    3.42     3.40     3.39     3.37    3.35     3.34     3.32     3.30    3.29     3.27     3.25     3.24
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        35    3.22     3.20     3.18     3.17    3.15     3.13     3.12     3.10    3.08     3.07     3.05     3.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        36    3.02     3.00     2.98     2.96    2.95     2.93     2.91     2.90    2.88     2.86     2.85     2.83
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        37    2.81     2.79     2.78     2.76    2.74     2.73     2.71     2.69    2.68     2.66     2.64     2.62
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        38    2.61     2.59     2.57     2.56    2.54     2.52     2.51     2.49    2.47     2.45     2.44     2.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        39    2.40     2.39     2.37     2.35    2.34     2.32     2.30     2.29    2.27     2.25     2.24     2.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        40    2.20     2.19     2.17     2.15    2.14     2.12     2.11     2.09    2.07     2.06     2.04     2.02
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        41    2.01     1.84     1.67     1.51    1.34     1.17     1.00     0.84    0.67     0.50     0.33     0.17
--------------------------------------------------------------------------------------------------------------------

         * The values set forth in this table are applied to all ages.

o        We add the following, to reflect the offering of the Spousal Highest Daily Lifetime Seven Income Benefit:

SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME SEVEN)

---------------------------------------------------------------------------------------------------------------------------------------
Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven.  Currently, if you elect Spousal Highest
Daily Lifetime Seven and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime
Five, Lifetime Five, Highest Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven.  See "Election of and Designations under the Program" below for details.  Spousal Highest Daily Lifetime Seven must be elected based on two Designated Lives, as described below.  Each Designated Life must be at least 591/2years old when the benefit is elected.  Spousal Highest Daily Lifetime Seven is not available if you elect any other optional living benefit or optional death benefit.  As long as your Spousal Highest Daily Lifetime
Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.  For a more detailed description of permitted investment options, see the Investment options section of this prospectus.
---------------------------------------------------------------------------------------------------------------------------------------

We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value")
regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal
Highest Daily Lifetime Seven benefit after the death of the first spouse.  You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.
As discussed below, we require that you participate in our asset transfer program in order to participate in Spousal Highest Daily
Lifetime Seven, and in Appendix J to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the
Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount.  On the effective date of the benefit , the
Protected Withdrawal Value is equal to your Account Value.  On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit.  On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value.  We stop determining the
Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date.  On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

         (1)      the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of  7% annually  during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day
                  (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

         (2)      the Account Value.

If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

(c)      the Account Value; or

(d)      the Periodic Value on the date of the withdrawal.

If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth
Anniversary Date  is equal to the greatest of:

            (1) the Account Value; or

            (2) the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or

            (3) the sum of:

              (a) 200% of the Account Value on the effective date of the benefit;
              (b) 200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and
              (c)  all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent Purchase
Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below).  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

KEY FEATURE--Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 79
and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older.    We use the age of the youngest Designated
Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.    Under the Spousal Highest
Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income
Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount
("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.
Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the
Annual Income Amount.    A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages
90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit.
Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and
(iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5% for ages 79 and younger, 6% for ages 80 - 84, 7% for ages 85-89, and 8% for ages 90 and older.  Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each
Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters.
At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based.  If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual
Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Spousal Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity
Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for
all three examples:
  .   The Issue Date is December 1, 2007
  .   The Spousal Highest Daily Lifetime Seven benefit is elected on March 5, 2008.
  .   The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime Seven benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest
Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal
Value, in this case 5% of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest
Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity
Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------
           Date*                   Account Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
June 1, 2008                 $118,000.00                $118,000.00                $5,900.00
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
August 6, 2008               $120,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
September 1, 2008            $112,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
December 1, 2008             $119,000.00                $119,000.00                $5,950.00
---------------------------- -------------------------- -------------------------- --------------------------
*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
o        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income
         Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
o        This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
         $112,885.55.

The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than
$5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1.
The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual
Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual
     Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.  To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account
     Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

         (1) apply your Account Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount.  We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.  If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:
(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single
(as applicable) life fixed annuity rates guaranteed in your Annuity; and (2) the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant's 95th birthday, will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Spousal Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the
     Annuity, including any CDSC.
o        Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal
     (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal
     Highest Daily Lifetime Seven benefit. The Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your Account
     Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account (as
     described below) if you elect this benefit.    A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?".  Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation.  In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to
     www.prudentialannuities.com.
o        You can make withdrawals from your Annuity without purchasing the Spousal Highest Daily Lifetime Seven benefit. The Spousal
     Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

o        You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Spousal Highest Daily Lifetime Seven benefit.  If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements.
o        The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your
     Sub-accounts including the AST Investment Grade Bond Sub-account.  Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
Spousal Highest Daily Lifetime Seven can only be elected based on two Designated Lives.  Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die.
Currently, Spousal Highest Daily Lifetime Seven only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

o        One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse.  The
         Owner/Annuitant and the beneficiary each must be at least 591/2years old at the time of election; or
o        Co-Annuity Owners, where the Owners are each other's spouses.  The beneficiary designation must be the surviving spouse, or the spouses named equally.  One of the owners must be the Annuitant.  Each Owner must each be at least 591/2years old at the time of election; or
o        One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the
         Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto)
         ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent
         Annuitant.    Both the Annuitant and the Contingent Annuitant each must be at least 591/2years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:  (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as
Owner.  We permit changes of beneficiary under this benefit.   If the Designated Lives divorce, the Spousal Highest Daily Lifetime
Seven benefit may not be divided as part of the divorce settlement or judgment.  Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

Spousal Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Spousal Highest Daily Lifetime Seven benefit, you will only be allowed to re-elect the benefit or to elect the Lifetime Five Benefit, the Spousal Lifetime Five Benefit,  or the Highest Daily Lifetime Seven Benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the Spousal Highest Daily Lifetime Seven Benefit was terminated. We
reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit those who have
terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, or Highest Daily Lifetime Seven to elect Spousal
Highest Daily Lifetime Seven only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the
Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Spousal Highest Daily Lifetime Seven; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your Account
Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v)
upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Program).

Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account
(as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Spousal Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Spousal Highest Daily Lifetime
Seven.  For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series
Trust (the "AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of
Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made
in accordance with a formula, which is set forth in the Appendix J to this prospectus.   Speaking generally, the formula, which we
apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily annual income amount.  Note that we use 5% in the formula, irrespective of the youngest Designated Life's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your
Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your
Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or
"r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade
Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily
Lifetime Seven, the ratios we use will be fixed.  For newly-issued Annuities that elect Spousal Highest Daily Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under
Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).
     Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis;
     or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
     Sub-account.

If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.  Note that if your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the
Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the
Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required
Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.  However, we do note that if you participate in Spousal Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
o        Spousal Highest Daily Lifetime Seven Asset Allocation Formula.  As indicated above, Spousal Highest Daily Lifetime Seven uses the same asset transfer formula as Highest Daily Lifetime Seven and uses the same table of age-related factors.  See
          Appendix J.

     V.  REVISION TO SECTION ENTITLED "DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?"

We substitute the following for the first two paragraphs of that section:

Yes.  Subject to State approval, we offer several different programs for investors who wish to invest in the Sub-accounts but also wish to protect their principal, as of a specific date in the future. They are the Balanced Investment Program, the Highest Daily
Lifetime Five Income Benefit, the Highest Daily Lifetime Seven Income Benefit, the Spousal Highest Daily Lifetime Seven Income
Benefit, the Guaranteed Return Option Plus SM program (consisting of GRO, GRO Plus, and GRO Plus 2008), and the Highest Daily GRO
program.  Under GRO Plus, Account Value is allocated to and maintained in Fixed Allocations to the extent we, in our sole discretion, deem it is necessary to support our guarantee under the program.  Under GRO Plus 2008 and Highest Daily GRO, Account Value is
allocated to and maintained in a specified bond portfolio Sub-account to the extent stipulated by the asset transfer formula that we employ to support our guarantee under each program. Highest Daily Lifetime Five, Highest Daily Lifetime Seven, and Spousal Highest
Daily Lifetime Seven each also includes a specialized asset transfer component under which we may transfer Account Value between permitted Sub-accounts and a fixed interest rate account or bond-subaccount. This differs from the Balanced Investment Program, where a set amount is allocated to a Fixed Allocation regardless of the performance of the underlying Sub-accounts or the interest rate environment after the amount is allocated to a Fixed Allocation. Under Highest Daily Lifetime Five, Highest Daily Lifetime Seven or
Spousal Highest Daily Lifetime Seven, the "return of premium" component is only one feature of the benefit, and only applies if no withdrawals are taken for the first ten years after benefit election.  You may not want to use any of these programs if you expect to begin taking annuity payments before the program would be completed. In addition, as with many "return of premium" programs, the
Sub-accounts that you are able to choose may be limited.  The asset transfer feature of the benefit could result in your missing investment opportunities in Sub-accounts that you are not invested in, due to the operation of the formula.

There is no additional charge for participation in the Balanced Investment Program. There is an additional charge if you elect GRO,
GRO Plus, GRO Plus 2008, Highest Daily GROHighest Daily Lifetime Five, Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime
Seven. See below for a description of the Balanced Investment Program. See the "Living Benefit Programs" section of the Prospectus for details on GRO, GRO Plus, GRO Plus 2008, Highest Daily GRO, Highest Daily Lifetime Five and Highest Daily Lifetime Seven or
Spousal Daily Lifetime Seven. Restrictions and limitations apply.

VI. Effective  January 28, 2008, the underlying  portfolios listed below are being offered as new Sub-accounts  under your annuity.  In order to reflect these additions:

     In the section of each Prospectus entitled "Summary of Contract  Expenses",  sub-section  "Underlying  Portfolio Annual Expenses", under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                             Management      Other                            Portfolio
          UNDERLYING PORTFOLIO                  Fees          Expenses         12b-1           Fees &        Portfolio Operating
Advanced Series Trust:                                                          Fees          Expenses
                                                                                                                      Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Investment Grade Bond                       0.65%          0.99%           0               0                     1.64%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2015                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2018                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2019                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
*The total  actual  operating  expenses for the  portfolios  are less than the amounts  shown in the table  above,  due to fee waivers, reimbursement of expenses, and expense offset arrangements  ("Arrangements").  These Arrangements are voluntary,  and may be terminated at any time. In addition,  the  Arrangements may be modified  periodically.  For more information  regarding the  Arrangements,  please see the prospectus and statement of additional information for the portfolios.

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Investment  Grade Bond  Portfolio:  seeks the highest  potential  total return  Prudential Investment consistent  with its  specified  level of risk  tolerance  to meet the  parameters  Management Services established  to support the Highest  Daily  Lifetime  Seven  benefits and maintain liquidity to support changes in market  conditions for a fixed duration  (weighted average  maturity)  of about 6 years.  Please note that you may not make  purchase payments  to this  Portfolio,  and that  this  Portfolio  is  available  only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2015: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2015.  Please  note  that  you may not make
     Fixed Income       purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2018: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market
     Fixed Income       conditions  for a fixed  maturity  of  2018.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2019: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2019.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

Immediately after the chart listing the currently available and permitted investment options for certain optional benefits, we add the following:

"Because under certain option benefits we restrict the investment options in which you can participate, note that your participation in those benefit could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments)."

VII.  REVISED DISCLOSURE WITH RESPECT TO CREDIT RECAPTURE

In the section entitled "How Are Credits Applied To Account Value Under The XT6 Annuity?", there is a paragraph, dealing with the recapture of the 6.5% Credit.  We revise that section as follows, to describe our current rules for recapturing the 6.5% credit as well as our pending SEC application:

We replace the second and third paragraphs appearing immediately after "Additional Purchase Payment in Annuity year 6"with the following:

The amount of any Credits applied to your XT6 Annuity Account Value can be taken back by us under certain circumstances:

o        any Credits applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be taken back;
o        the amount available under the medically-related surrender portion of the Annuity will not include the amount of any Credits payable on Purchase Payments made within 12 months prior to the date of a request under the medically-related surrender provision; and
o        if you elect to "free look" your Annuity, the amount returned to you will not include the amount of any Credits.

"If you qualify for the 6.5% Xtra Credit in the first year (for Annuities issued on or after February 13, 2006, subject to state availability), only 6% of that amount will be taken back in connection with the first two bullets above.  However, we will take back the entire 6.5% (less any negative investment experience and charges with respect to that Credit amount) if you "free look" your
Annuity.  We have applied to the SEC for an order of exemption that, if granted, will allow us to take back the entire 6.5% Credit under each of the three bullets set forth above."

VIII.  In the section of each prospectus entitled "Selecting the Variable Annuity That's Right For You", we include hypothetical illustrations depicting how certain assumed rates of return would affect contract values and surrender values over an extended period of time.  Currently, those illustrations use a 0% gross assumed rate of return and a 6% gross assumed rate of return.  We add to those hypothetical illustrations the following illustrations, which are based on the same assumptions, except that a 10% gross rate of return is assumed:

           10% Gross
         Rate of Return
                   APEX II                    ASAP III                  Xtra Credit                    ASL
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
              Net rate of return          Net rate of return         Net rate of return         Net rate of return
         All years         6.74%        Yrs 1-8       7.17%        Yrs 1-10       6.74%    All years         6.74%
                                        Yrs 9+        7.82%        Yrs 11+        7.82%
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
            Contract     Surrender     Contract        Surr        Contract     Surrender     Contract        Surr
             Value         Value         Value        Value         Value         Value        Value         Value
         ----------------------------------------------------------------------            -----------------------------
         --------------------------------------------------------             --------------
        1       106,716        98,216      107,149        98,649       113,653      104,653       106,716       106,716
         ---------------------------------------------------------------------------------------------------------------
        2       113,904       105,904      114,831       107,831       121,270      112,270       113,904       113,904
         ---------------------------------------------------------------------------------------------------------------
        3       121,576       114,576      123,064       116,564       129,401      121,401       121,576       121,576
         ---------------------------------------------------------------------------------------------------------------
        4       129,764       123,764      131,887       125,887       138,079      131,079       129,764       129,764
         ---------------------------------------------------------------------------------------------------------------
        5       138,504       138,504      141,342       136,342       147,342      141,342       138,504       138,504
         ---------------------------------------------------------------------------------------------------------------
        6       150,768       150,768      152,011       148,011       157,228      152,228       147,833       147,833
         ---------------------------------------------------------------------------------------------------------------
        7       160,922       160,922      162,910       159,910       167,781      163,781       157,790       157,790
         ---------------------------------------------------------------------------------------------------------------
        8       171,761       171,761      174,590       172,590       179,044      176,044       168,418       168,418
         ---------------------------------------------------------------------------------------------------------------
        9       183,330       183,330      188,240       188,240       191,066      189,066       179,761       179,761
         ---------------------------------------------------------------------------------------------------------------
       10       195,678       195,678      202,962       202,962       203,898      202,898       191,869       191,869
         ---------------------------------------------------------------------------------------------------------------
       11       208,857       208,857      218,835       218,835       219,800      219,800       204,792       204,792
         ---------------------------------------------------------------------------------------------------------------
       12       222,924       222,924      235,949       235,949       236,952      236,952       218,585       218,585
         ---------------------------------------------------------------------------------------------------------------
       13       237,939       237,939      254,401       254,401       255,445      255,445       233,307       233,307
         ---------------------------------------------------------------------------------------------------------------
       14       253,965       253,965      274,297       274,297       275,384      275,384       249,021       249,021
         ---------------------------------------------------------------------------------------------------------------
       15       271,070       271,070      295,749       295,749       296,883      296,883       265,794       265,794
         ---------------------------------------------------------------------------------------------------------------
       16       289,328       289,328      318,878       318,878       320,064      320,064       283,696       283,696
         ---------------------------------------------------------------------------------------------------------------
       17       308,815       308,815      343,816       343,816       345,057      345,057       302,804       302,804
         ---------------------------------------------------------------------------------------------------------------
       18       329,614       329,614      370,704       370,704       372,005      372,005       323,198       323,198
         ---------------------------------------------------------------------------------------------------------------
       19       351,815       351,815      399,696       399,696       401,060      401,060       344,967       344,967
         ---------------------------------------------------------------------------------------------------------------
       20       375,511       375,511      430,954       430,954       432,387      432,387       368,202       368,202
         ---------------------------------------------------------------------------------------------------------------
       21       400,803       400,803      464,657       464,657       466,165      466,165       393,001       393,001
         ---------------------------------------------------------------------------------------------------------------
       22       427,798       427,798      500,996       500,996       502,584      502,584       419,471       419,471
         ---------------------------------------------------------------------------------------------------------------
       23       456,612       456,612      540,177       540,177       541,851      541,851       447,724       447,724
         ---------------------------------------------------------------------------------------------------------------
       24       487,366       487,366      582,422       582,422       584,189      584,189       477,879       477,879
         ---------------------------------------------------------------------------------------------------------------
       25       520,192       520,192      627,971       627,971       629,838      629,838       510,066       510,066
         ---------------------------------------------------------------------------------------------------------------

         Assumptions:
         a.  $100,000 initial investment
         b.  Fund Expenses = 1.34%
         c.  No optional death benefits or living benefits elected
         d.  Annuity was issued on or after February 13, 2006
         e.  Surrender value assumes surrender 2 days before policy anniversary

--------------------------------------------------------------------------
Gross Return                     10.00%
L Share Bonus                     2.75%
B Share Bonus                     0.50%
X Share Credit                    6.50%
                      Over 30 Years, days won
                      Total Days       Year          Actual Days
--------------------------------------------------------------------------
              APEX III                0             0                   0

--------------------------------------------------------------------------
              ASAP III                0             0                   0

                   XT6             9856          3-30          1095-10950

--------------------------------------------------------------------------
                ASL II             1094           1-3              1-1094

--------------------------------------------------------------------------

IX.      First Trust Target Focus Four Portfolio

Beginning January 28, 2008, you may allocate Account Value to the First Trust Focus Four Portfolio even if you select the GMWB, GMIB,
HAV, or Combination 5 percent/HAV optional benefits.  This changes our previous policy, under which the Portfolio was prohibited if
you participated in one of those optional benefits.   The First Trust Target Focus Four Portfolio also may be selected if you choose
GRO Plus 2008 or Highest Daily GRO.

                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                                  Optimum
                                                                Optimum Four
                                                                Optimum Plus

                                                Supplement to Prospectuses Dated May 1, 2007
                                                     Supplement dated January 28, 2008

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

     We are issuing this supplement to describe new optional living benefits as well as to announce certain other changes to your prospectus.  GRO Plus 2008 and Highest Daily GRO, which are two of the new optional benefits, are guaranteed minimum accumulation benefits.  Under each of these benefits, we guarantee a specified amount of Account Value at one or more dates in the future.
     Thus, each of these benefits is appropriate for someone who wants to guarantee their Account Value as of a future date, notwithstanding any market declines that may occur.  GRO Plus 2008 and Highest Daily GRO differ in a number of ways, as described below.  A key difference is that under GRO Plus 2008, our guarantee takes effect 7 years after election, whereas under Highest
     Daily GRO, our guarantee takes effect 10 years after election.  Highest Daily Lifetime Seven is a lifetime guaranteed minimum withdrawal benefit.  As under GRO Plus 2008 and Highest Daily GRO, we guarantee an amount under the benefit irrespective of any declines in your Account Value.  Highest Daily Lifetime Seven differs, however, in the way that this guaranteed value is intended to be accessed.  Specifically, Highest Daily Lifetime Seven contemplates withdrawals that you take from your Annuity over your lifetime.  As detailed below, we guarantee these withdrawal amounts, regardless of any declines in your Account Value.  Thus,
     Highest Daily Lifetime Seven may be appropriate for someone who wants to protect an amount to be used for withdrawals over a period of time.  Spousal Highest Daily Lifetime Seven works the same way, except that the withdrawals are guaranteed over the lives of two spouses.

     I.  TABLE OF CONTENTS

o        In the Table of Contents, immediately after the entry for Guaranteed Return Option (GRO), we add a new line item entitled
              "Highest Daily Guaranteed Return Option (Highest Daily GRO)."

o        In the Table of Contents, immediately after the entry for Highest Daily Lifetime Five Income Benefit (Highest Daily Lifetime
              Five), we add a new line item entitled "Highest Daily Lifetime Seven Income Benefit (Highest Daily Lifetime Seven),
              followed by a line item entitled "Spousal Highest Daily Lifetime Seven Income Benefit (Spousal Highest Daily Lifetime
              Seven)".

o        In the Table of Contents, immediately after the entry for APPENDIX F, we add the following line items:  APPENDIX G - ASSET
              TRANSFER FORMULA UNDER GRO PLUS 2008 AND HIGHEST DAILY GRO and APPENDIX H - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY
              LIFETIME SEVEN AND SPOUSAL HIGHEST DAILY LIFETIME SEVEN

     II.  GLOSSARY OF TERMS

o        In the Glossary of Terms of each prospectus, we substitute the following revised definitions:

Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option (GRO)/Highest Daily Guaranteed Return Option (Highest Daily GRO):
Each of GRO Plus, GRO, and Highest Daily GRO is a separate optional benefit that, for an additional cost, guarantees a "return of premium" at one or more future dates and that requires your participation in an asset transfer program.  Beginning in 2008, we introduced an amended version of GRO Plus, called GRO Plus 2008, that we offer for new elections.

o        In the Glossary of Terms of each prospectus, we add the following new definitions:

Highest Daily Lifetime Seven Income Benefit:  An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your
Account Value.  Highest Daily Lifetime Seven is the same class of optional benefit as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

Spousal Highest Daily Lifetime Seven Income Benefit:  The spousal version of the Highest Daily Lifetime Seven Income Benefit.
Spousal Highest Daily Lifetime Seven is the same class of optional benefit as our Spousal Lifetime Five Income Benefit, but differs
(among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

III.  SUMMARY OF CONTRACT FEES AND CHARGES

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option (GRO)/ to reflect the charge for Highest Daily GRO:

-----------------------------------------------------------------------------------------
YOUR OPTIONAL BENEFIT FEES AND CHARGES
-----------------------------------------------------------------------------------------
--------------------- ---------------- ---------------- ---------------- ----------------
                         OPTIONAL           TOTAL            TOTAL            TOTAL
                                           ANNUAL            ANNUAL          ANNUAL
                          BENEFIT         CHARGE(1)        CHARGE(1)        CHARGE(1)
                           FEE/              for              for              for
OPTIONAL BENEFIT          CHARGE           Optimum        Optimum Four    Optimum Plus
--------------------- ---------------- ---------------- ---------------- ----------------
-----------------------------------------------------------------------------------------

HIGHEST DAILY GUARANTEED RETURN OPTION (Highest Daily GRO)
-----------------------------------------------------------------------------------------
--------------------- ---------------- ---------------- ---------------- ----------------
                                       1.60%(3)         2.00%(3)         2.00%(3)
                      0.75% maximum
                      charge(2)

                      0.35% current
                      charge
--------------------- ---------------- ---------------- ---------------- ----------------

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option (GRO)/ to reflect the charge for GRO Plus 2008:

-----------------------------------------------------------------------------------------
YOUR OPTIONAL BENEFIT FEES AND CHARGES
-----------------------------------------------------------------------------------------
--------------------- ---------------- ---------------- ---------------- ----------------
                         OPTIONAL           TOTAL            TOTAL            TOTAL
                                           ANNUAL                            ANNUAL
                          BENEFIT         CHARGE(1)          ANNUAL         CHARGE(1)
                           FEE/              for          CHARGE1 for          for
OPTIONAL BENEFIT          CHARGE           Optimum        Optimum Four    Optimum Plus
--------------------- ---------------- ---------------- ---------------- ----------------
-----------------------------------------------------------------------------------------

GRO PLUS 2008
-----------------------------------------------------------------------------------------
--------------------- ---------------- ---------------- ---------------- ----------------
                                       1.60%(3)         2.00%(3)         2.00%(3)
                      0.75% maximum
                      charge(2)

                      0.35% current
                      charge
--------------------- ---------------- ---------------- ---------------- ----------------

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime Five Income Benefit), to reflect the charge for Highest Daily
         Lifetime Seven:

-------------------------------------------------------------------------------------------
YOUR OPTIONAL BENEFIT FEES AND CHARGES
-------------------------------------------------------------------------------------------
----------------- -------------- ------------------- ------------------ -------------------
                    OPTIONAL           TOTAL               TOTAL              TOTAL
                                       ANNUAL              ANNUAL             ANNUAL
                     BENEFIT         CHARGE(1)           CHARGE(1)          CHARGE(1)
                      FEE/              for                 for                for
OPTIONAL BENEFIT     CHARGE           Optimum           Optimum Four       Optimum Plus
----------------- -------------- ------------------- ------------------ -------------------
-------------------------------------------------------------------------------------------

HIGHEST DAILY LIFETIME SEVEN
-------------------------------------------------------------------------------------------
----------------- -------------- ------------------- ------------------ -------------------
                                 1.25%(3)            1.65%(3)           1.65%(3)
                  1.50%
                  maximum
                  charge(2)

                  0.60%
                  current
                  charge
----------------- -------------- ------------------- ------------------ -------------------

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime Seven Income Benefit), to reflect the charge for Spousal Highest
         Daily Lifetime Seven:

-----------------------------------------------------------------------------------------
YOUR OPTIONAL BENEFIT FEES AND CHARGES
-----------------------------------------------------------------------------------------
--------------------- ---------------- ---------------- ---------------- ----------------
                         OPTIONAL           TOTAL            TOTAL            TOTAL
                                           ANNUAL            ANNUAL          ANNUAL
                          BENEFIT         CHARGE(1)        CHARGE(1)        CHARGE(1)
                           FEE/              for              for              for
OPTIONAL BENEFIT          CHARGE           Optimum        Optimum Four    Optimum Plus
--------------------- ---------------- ---------------- ---------------- ----------------
-----------------------------------------------------------------------------------------

SPOUSAL HIGHEST DAILY LIFETIME SEVEN
-----------------------------------------------------------------------------------------
--------------------- ---------------- ---------------- ---------------- ----------------
                                       1.25%(3)         1.65%(3)         1.65%(3)
                      1.50% maximum
                      charge(2)

                      0.75% current
                      charge
--------------------- ---------------- ---------------- ---------------- ----------------

1/ The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.  With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income
Value, and not against the value of the Sub-accounts.  With respect to Highest Daily Lifetime Seven and Spousal Highest Daily
Lifetime Seven, the 0.60% charge and 0.75% charge, respectively, is assessed against the Protected Withdrawal Value, and not against the value of the Sub-accounts.  With respect to each of Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven,
one-fourth of the annual charge is deducted at the end of each quarter, where the quarters are part of years that have as their anniversary the date that the benefit was elected.  These optional benefits are not available under the Beneficiary Continuation
Option.

2/ We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.  However, we have no present intention of doing so.

3/ HOW CHARGE IS DETERMINED:
o        HD GRO: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts.  For Optimum, 1.60%
         total annual charge applies in Annuity years 1-8 and is 1.00% thereafter.  For Optimum Four, 2.00% total annual charge applies in all Annuity years, and for Optimum Plus, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00%
         thereafter.
o        GRO PLUS2008:  Charge for this benefit is assessed against the average daily net assets of the Sub-accounts.  For Optimum,
         1.60% total annual charge applies in Annuity years 1-8 and is 1.00% thereafter.  For Optimum Four, 2.00% total annual charge applies in all Annuity years, and for Optimum Plus, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00%
         thereafter.
o        HIGHEST DAILY LIFETIME SEVEN: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV").  For
         Optimum, 1.25% total annual charge applies in Annuity years 1-8 and is 0.65% thereafter; 0.60% of PWV is in addition.  For
         Optimum Four, 1.65% total annual charge applies in all Annuity years; 0.60% of PWV is in addition. For Optimum Plus, 1.65%
         total annual charge applies in Annuity Years 1-10 and is 0.65% thereafter, 0.60% of PWV is in addition.
o        SPOUSAL HIGHEST DAILY LIFETIME SEVEN: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV").
         For Optimum, 1.25% total annual charge applies in Annuity years 1-8 and is 0.65% thereafter; 0.75% of PWV is in addition.
         For Optimum Four, 1.65% total annual charge applies in all Annuity years; 0.75% of PWV is in addition.  For Optimum Plus,
         1.65% total annual charge applies in Annuity Years 1-10 and is 0.65% thereafter; 0.75% of PWV is in addition.

(1)      NEW BENEFITS

o        In the Living Benefits Programs section, under the heading "Do you offer programs designed to provide investment protection for owners while they are alive?", we revise the first sentence immediately following the 4th bullet to state:

"The "living benefits" that American Skandia offers are the Guaranteed Return Option Plus (GRO Plus), Guaranteed Return Option Plus
2008 (GRO Plus 2008), the Highest Daily Guaranteed Return Option (Highest Daily GRO), the Guaranteed Minimum Withdrawal Benefit
(GMWB), the Guaranteed Minimum Income Benefit (GMIB), the Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit, the
Highest Daily Lifetime Five Income Benefit, the Highest Daily Lifetime Seven Income Benefit and the Spousal Highest Daily Lifetime
Seven Income Benefit."

o        We add the following as a new section immediately after Guaranteed Return Option:

GUARANTEED RETURN OPTION PLUS 2008 (GRO Plus 2008)

---------------------------------------------------------------------------------------------------------------------------------------
  The GRO Plus 2008 benefit described below is only being offered in those jurisdictions where we have received regulatory approval,
  and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.   Upon our
  receipt of approval in a given State, we will offer only GRO Plus 2008 for new elections, rather than the existing versions of GRO.
  Certain terms, conditions and benefit features may differ between jurisdictions once approved.  You can elect this benefit on the
  Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or Highest Daily
  GRO, in which case your election must be on an Annuity Anniversary).  GRO Plus 2008 is not available if you participate in any other optional living benefit.  However, GRO Plus 2008 may be elected together with any optional death benefit, other than the Highest
  Daily Value Death Benefit.
---------------------------------------------------------------------------------------------------------------------------------------

Under GRO Plus 2008, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent Purchase Payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election, and each anniversary thereafter.  We refer to this initial guarantee as the "base guarantee."  In addition to the base guarantee, GRO Plus 2008 offers the possibility of an enhanced guarantee.  You may lock in an enhanced guarantee once per "benefit year" (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account
Value on the Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee.  We guarantee that the Account
Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter.  In addition, you may elect an automatic enhanced guarantee feature under which, if Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter.  You may maintain only one enhanced guarantee in addition to your base guarantee.  Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee.  However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year.  Please note that whenever an enhanced guarantee is created, we reserve the right to increase your charge for
GRO Plus 2008 if we have increased the charge for new elections of the benefit generally.  You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see "How and When Do I Choose The Annuity Payment Option?" for further information on your maximum Annuity Date).

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date".  If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account
Value up to the guaranteed amount.  If the maturity date is not a Valuation Day, then we would contribute such an amount on the next
Valuation Day.  We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account described below) in accordance with your current allocations instructions.  Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the Current AST bond portfolio Sub-account
associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis.   If the entire Account Value is invested in
an AST bond portfolio Sub-account, we will allocate according to your most recent allocations.

We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (and associated credits) made subsequent to the date that the guarantee was established.  For example, if the effective date of the benefit was January 1, 2009 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2009 would increase the base guarantee amount to $130,000.  As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the
"dollar-for-dollar corridor."

The dollar-for-dollar corridor is equal to 5% of the base guarantee amount (i.e., 5% of the Account Value at benefit election).
Thereafter, the dollar-for-dollar corridor is adjusted only for subsequent Purchase Payments (i.e., 5% of the Purchase Payment is
added to the corridor amount) and "excess withdrawals" (as described below).  Thus, the creation of any enhanced guarantee has no impact on the dollar-for-dollar corridor.  Each "benefit year", withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce both the amount of the dollar-for-dollar corridor for that benefit year plus the base guarantee
amount and the amount of any enhanced guarantee - - by the exact amount of the withdrawal.   However, if you withdraw more than the
dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each guarantee amount.  We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii), and (iv) reducing each guarantee amount, and the dollar-for-dollar corridor itself, by the percentage derived in (iii).  See examples of this calculation below.

Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each guarantee amount and the dollar-for-dollar corridor in the manner indicated above.

EXAMPLES

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the
GRO Plus/SM/ 2008 program are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus 2008 or other fees and charges.

Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        the result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).

The resulting base guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

KEY FEATURE-- Allocation of Account Value

To allow us to make these guarantees, we monitor your Account Value according to the formula that is set forth in the schedule supplement to the rider.  Because the formula is made part of your schedule supplement, the formula applicable to you may not be altered once you elect the benefit.  However, we do reserve the right to amend the formula for newly-issued Annuities that elect GRO
Plus 2008 and for existing Annuities that elect the benefit in the future.  This required allocation mechanism helps us manage our financial exposure under GRO Plus 2008, by moving assets out of certain Sub-accounts in the event of securities market declines.  In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust).  We refer to these bond portfolios collectively as the "AST bond portfolios."  The formula also contemplates the transfer of assets from an AST bond portfolio to the other Sub-accounts in certain other scenarios.  The formula itself is the same as that used for our Highest Daily GRO benefit, and is set forth in Appendix G to this prospectus.  A
summary description of each AST Bond Portfolio appears within the prospectus section entitled "What Are The Investment   Objectives
and Policies Of The Portfolios?  Upon the initial transfer of your Account Value into an AST Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation.  In addition, you can find a copy of the AST Bond Portfolio prospectus by going to www.prudentialannuities.com.

Each AST bond portfolio is unique, in that its underlying investments generally mature at different times.  For example, there would be an AST bond portfolio whose underlying investments generally mature in 2015, an AST bond portfolio whose underlying investments generally mature in 2016, and so forth.  We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefit).  If you have elected GRO
Plus 2008, you may invest in an AST bond portfolio only by operation of the asset transfer formula, and thus you may not allocate
Purchase Payments to such a Portfolio.  Please see this prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time.  In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account."  The formula may dictate that a transfer out of the Current AST Bond
Portfolio Sub-account be made, or alternatively may mandate a transfer into another AST bond portfolio Sub-account.  Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability"
(we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account").  Note that if the Current AST bond portfolio
Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if such a transfer is dictated by the formula.  As indicated, the AST bond portfolios are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the asset transfer formula works as follows (please see Appendix G).  On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee amount that is outstanding.  For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing the rate determined by that index by a
prescribed adjustment.     Once selected, we do not change the applicable benchmark index  (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the
"current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the
Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other
Sub-accounts, exceeds an upper target value (currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula.  If the current liability, reduced by the amount held within the
Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value
(currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other
Sub-accounts (other than the Transfer AST bond portfolio Sub-account ), in the amount dictated by the formula.

If a significant amount of your Account Value is systematically transferred to an AST bond portfolio Sub-account to support the guarantee amounts during periods of market declines, low interest rates, and/or as the guarantee nears its maturity date, less of your Account Value may be available to participate in the investment experience of the other Sub-accounts if there is a subsequent market recovery.  During periods closer to the maturity date of the guarantee, a significant portion of your Account Value may be allocated to an AST bond portfolio Sub-account to support any applicable guaranteed amount(s).

Election/Cancellation of the Program
GRO Plus 2008 can be elected on the Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or Highest Daily GRO, in which case your election must be on an Annuity Anniversary).  If you elect the benefit after the Issue Date of your Annuity, the benefit will be effective as of the Valuation Day that we receive the required documentation in good order at our home office, and the base guarantee amount will equal the Account Value on that day.  You may elect GRO Plus 2008 only if the oldest of the Owner and Annuitant is 84 or younger on the date of election.  If you currently participate in one of the original versions of GRO, you may terminate that benefit at any time and elect GRO Plus 2008.

You may cancel the GRO Plus 2008 benefit at any time.  Upon cancellation, we will transfer any Account Value that is held in an AST bond portfolio Sub-account to the other Sub-accounts, according to your current allocation instructions.  GRO Plus 2008 will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the
Annuity.  If you elect to terminate the program, GRO Plus 2008 will no longer provide any guarantees.  The charge for the GRO Plus
2008 program will no longer be deducted from your Account Value upon termination of the program.

Special Considerations under GRO Plus 2008
This program is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the program, 100% of your Account Value must be allocated to the permitted Sub-accounts.  The permitted
         Sub-accounts are those described in the Investment Option section of the prospectus.  No fixed interest rate allocations may be in effect as of the date that you elect to participate in the program.
o        You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
o        Transfers between an AST bond portfolio Sub-account  and your other Sub-accounts under the program will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the program may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program.
         Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. As a requirement of participating in this benefit, you must participate in
         LPL's asset allocation program - see Appendix C - Additional Information on Asset Allocation Programs.

Charges under the Program
We deduct a charge equal to 035% of the average daily net assets of the Sub-accounts for participation in the GRO Plus 2008 program.
The annual charge is deducted daily.  The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the program.  We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit.

We add the following as a new section immediately after the section above concerning GRO Plus 2008.

HIGHEST DAILY GUARANTEED RETURN OPTION (Highest Daily GRO)

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 The Highest Daily Guaranteed Return Option described below is only being offered in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms, conditions and benefit features may differ between jurisdictions once approved.  You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or
GRO Plus 2008, in which case your election must be on an Annuity Anniversary).  Highest Daily GRO is not available if you participate in any other living benefit.  However, Highest Daily GRO may be elected together with any optional death benefit, other than the
Highest Daily Value Death Benefit.
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      Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period.  As each year of your participation in the benefit passes, we create a new guarantee.  Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner).  We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee.

      The guarantees provided by the program exist only on the applicable maturity date(s).   However, due to the ongoing monitoring
of your Account Value, and the transfer of Account Value to support our future guarantees, the program may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date.
For this same reason, the program may limit your ability to benefit from market increases while it is in effect.

      The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity.  We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity.  Each benefit anniversary thereafter, we create a new guarantee.  With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity.  We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account
Value for purposes of each subsequent guarantee under the benefit.  If the date of benefit election were January 1, 2009, for example, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and
January 1, 2012, and that guarantee would mature on January 1, 2022.  As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date".  If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account
Value up to the guaranteed amount.  If the maturity date is not a Valuation Day, then we would contribute such an amount on the next
Valuation Day.  We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account described below) in accordance with your current allocations instructions.  Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with
the maturing guarantee to your other Sub-accounts, on a pro rata basis.   If the entire account value is invested in an  AST bond
portfolio Sub-account, we will allocate according to your most recent allocations.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date.  For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively.
As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor."  The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election).  Each
"benefit year" (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we
calculate to establish a guarantee, by the exact amount of the withdrawal.   However, if you withdraw more than the dollar-for-dollar
corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee.  We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii), and (iv) reducing each guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself, by the percentage derived in (iii).  See examples of this calculation below.

Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

EXAMPLES

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the
Highest Daily GRO program are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.

Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The initial guarantee amount is reduced by the amount withdrawn (i.e., by  $10,000, from $250,000 to $240,000).
o        The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the initial guarantee amount is first reduced by the Remaining Limit (from  $240,000 to $237,500);
o        the result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).

The resulting initial guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

KEY FEATURE-- Allocation of Account Value

To allow us to make these guarantees, we monitor your Account Value according to the formula that is set forth in the schedule supplement to the rider.  Because the formula is made part of your schedule supplement, the formula may not be altered.  However, we do reserve the right to amend the formula for newly-issued annuity contracts that elect Highest Daily GRO and for existing contracts that elect the benefit post-issue.  This required allocation mechanism helps us manage our financial exposure under Highest Daily
GRO, by moving assets out of certain Sub-accounts in certain scenarios.  In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within Advanced Series Trust)
(collectively, the "AST Bond Portfolios").  The formula also contemplates the transfer of assets from the AST Bond Portfolios to the other Sub-accounts in other scenarios.

For purposes of operating the Highest Daily GRO formula, we have included as investment options within this Annuity several AST bond portfolios.  Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit.  For example, there would be an AST bond portfolio whose underlying investments generally mature in 2018 (corresponding to all guarantees that mature in 2018), an AST Bond Portfolio whose underlying investments generally mature in 2019 (corresponding to all guarantees that mature in 2019), and so forth.  We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit.  If you have elected Highest Daily GRO, you may invest in an AST bond portfolio only by operation of the asset transfer formula, and thus you may not allocate Purchase Payments to such a Portfolio.  Please see this prospectus and the prospectus for the
Advanced Series Trust for more information about each AST bond portfolio used with this benefit.   A summary description of each AST
Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies Of The Portfolios?"
Upon the initial transfer of your Account Value into an AST Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation.  In addition, you can find a copy of the AST Bond Portfolio prospectus by going to
www.prudentialannuities.com.

Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time.  In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account."  The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST  bond portfolio Sub-account.  Any transfer into an
AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account").  Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

In general, the asset transfer formula works as follows.  On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding.  For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment.  Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your
Account Value held within the other Sub-accounts.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently,
0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account
Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio
Sub-account), in the amount dictated by the formula.

If a significant amount of your Account Value is systematically transferred to an AST bond portfolio Sub-account to support the guarantee amounts during periods of market declines, low interest rates, and/or as the guarantee nears its maturity date, less of your Account Value may be available to participate in the investment experience of the other Sub-accounts if there is a subsequent market recovery.  During periods closer to the maturity date of the guarantee, a significant portion of your Account Value may be allocated to an AST bond portfolio Sub-account to support any applicable guaranteed amount(s).

Election/Cancellation of the Program
Highest Daily GRO can be elected on the Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or GRO Plus 2008, in which case your election must be on an Annuity Anniversary).  If you elect the benefit after the Issue Date of your Annuity, the benefit will be effective as of the Valuation Day that we receive the required documentation in good order at our home office, and the initial guaranteed amount will equal the Account Value on that day.  You may elect Highest
Daily GRO only if the oldest of the Owner and Annuitant is 84 or younger on the date of election.  If you currently participate in one of the original versions of GRO, you may terminate that benefit at any time and elect Highest Daily GRO.

You may cancel Highest Daily GRO at any time.  Upon cancellation, we will transfer any Account Value that is held in an AST bond portfolio Sub-account to the other Sub-accounts, according to your current allocation instructions.  Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity.  If you elect to terminate the program, Highest Daily GRO will no longer provide any guarantees.  The charge for the Highest Daily GRO program will no longer be deducted from your Account Value upon termination of the program.

Special Considerations under Highest Daily GRO
This program is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the program, 100% of your Account Value must be allocated to the permitted Sub-accounts.  The permitted
         Sub-accounts are those described  in the Investment Option section of this prospectus.   No fixed interest rate allocations
         may be in effect as of the date that you elect to participate in the program.
o        You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
o        Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the program will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the program may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program.  We reserve the right to transfer any Account Value in a prohibited investment option to an eligible investment option. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. As a requirement of participating in this benefit, you must participate in LPL's asset allocation program - see Appendix C - Additional Information on Asset
         Allocation Programs.

Charges under the Program
We deduct an annual charge equal to 0.35% of the average daily net assets of the Sub-accounts (including each AST bond portfolio
Sub-account) for participation in the Highest Daily GRO program. The charge is deducted daily.  The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the program.  We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit.

o        We add the following as a new Appendix G:

Asset Transfer Formula Under GRO Plus 2008 and Highest Daily GRO:

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
o        AV is the current Account Value of the Annuity
o        V is the current Account Value of the elected Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value.  Currently, it is 79%.
o        Ct is the middle target value.  Currently, it is 82%.
o        Cu is the upper target value.  Currently, it is 85%.

For each guarantee provided under the program,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate applicable to the number of days until the maturity date.  It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment.  Once selected, we will not change the applicable benchmark index.
     However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one.  Otherwise we will substitute a comparable benchmark index.  We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period.  We call the greatest of these values the
"current liability (L)."

         L = MAX (Li), where Li = Gi / (1 + di)(Ni/365).

Next the formula calculates the following formula ratio:

         r = (L - B) / V.

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund
Sub-account associated with the current liability.  If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

         The formula will transfer assets into the Transfer Account if r > Cu.

         The transfer amount is calculated by the following formula:
                  T = {Min(V, [L - B - V*Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

         The transfer amount is calculated by the following formula:
                  T = {Min(B, - [L - B- V*Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

o        The following description of the new optional living benefit is added immediately after the section for Highest Daily
              Lifetime Five in the "Living Benefit Programs" in each Prospectus:

HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (HIGHEST DAILY LIFETIME SEVEN)

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Highest Daily Lifetime Seven is offered as an alternative to Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime Five.
Currently, if you elect Highest Daily Lifetime Seven and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven. See "Election
of and Designations under the Program" below for details. The income benefit under Highest Daily Lifetime Seven currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Seven
Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit or the Plus 40 optional life insurance rider). As long as your Highest Daily Lifetime
Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.  In addition, as a requirement of participating in this benefit, you must participate in LPL's asset allocation program - see Appendix C - Additional Information on Asset Allocation Programs.
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We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the
"Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Seven, and in
Appendix H to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected
Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the
Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual
Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount.  On the effective date of the benefit , the
Protected Withdrawal Value is equal to your Account Value.  On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit.  On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value.  We stop determining the
Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date.  On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

         (1)      the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of  7% annually  during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day
                  (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

         (2)      the Account Value.

If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

(1)      the Account Value; or

(2)      the Periodic Value on the date of the withdrawal.

If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth
Anniversary Date  is equal to the greatest of:

            (1) the Account Value; or

            (2) the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or

            (3) the sum of:

              (a) 200% of the Account Value on the effective date of the benefit;
              (b) 200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and
              (c)  all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent Purchase
Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below).  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

KEY FEATURE-- Annual Income Amount under the Highest Daily Lifetime Seven Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 74 and younger, 6%
for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity
Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess
Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income
Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of Excess Income will reduce the
Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the
Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and
(ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit.
Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and
(iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5%
for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first
Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up.
Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an
Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity
Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
o        The Issue Date is December 1, 2007
o        The Highest Daily Lifetime Seven benefit is elected on March 5, 2008
o        The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime Seven benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5%
of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year
(up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------
           Date*                   Account Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
June 1, 2008                 $118,000.00                $118,000.00                $5,900.00
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
August 6, 2008               $120,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
September 1, 2008            $112,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
December 1, 2008             $119,000.00                $119,000.00                $5,950.00
---------------------------- -------------------------- -------------------------- --------------------------

*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
o        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income
          Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
o        This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
          $112,885.55.
o        The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME SEVEN PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income
     Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income
     Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments are made.  However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

         (1) apply your Account Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:
(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity;
and
(2) the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o        Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Highest Daily Lifetime Seven Benefit does not directly affect the Account
     Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable
     CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest
     Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit.  A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?".  Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation.  In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to
     www.prudentialannuities.com.
o        Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
o        You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime Seven benefit.  If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements.
     In addition, as a requirement of participating in this benefit, you must participate in LPL's asset allocation program - see
     Appendix C - Additional Information on Asset Allocation Programs.
o        The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct
     0.15% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account.  Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
For Highest Daily Lifetime Seven, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of
Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Highest Daily Lifetime Seven benefit, you will only be allowed to re-elect the benefit or elect the
Spousal Lifetime Five Benefit, the Lifetime Five Income Benefit, or the Spousal Highest Daily Lifetime Seven Income Benefit on any
anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Seven Benefit was
terminated. We reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit those
who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five or the Spousal Highest Daily Lifetime Seven to
elect Highest Daily Lifetime Seven only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the
Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Highest Daily Lifetime Seven; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your Account
Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to take the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant (v) if both the Account Value and Annual Income
Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Election of and. Designations under the
Program).

Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account  to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions)
pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Seven.  For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST
Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of Highest
Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus. Speaking generally, the formula, which we apply each
Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by
5%, to produce a projected (i.e., hypothetical) income amount.  Note that we use 5% in the formula, irrespective of the Annuitant's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted
Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the
AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage
(currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond
Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account.
Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond
Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade
Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime
Seven, the ratios we use will be fixed.  For newly-issued Annuities that elect Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under
Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).
     Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis;
     or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
     Sub-account.

If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.  Note that if your entire Account Value is transferred to the  AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the
Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the
Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required
Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.  However, we do note that if you participate in Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all
Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

We add the following, as Appendix H, to set forth the formula that governs the required transfers under the Highest Daily Lifetime
Seven benefit:

Terms and Definitions referenced in the calculation formula:

o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective
     Date") and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 80%.
o        Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 77%.
o        L - the target value as of the current business day.
o        r - the target ratio.
o        a - factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.
o        V - the total value of all Permitted Sub-accounts in the annuity.
o        B - the total value of the AST Investment Grade Bond Portfolio Sub-account.
o        P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation.  After the first withdrawal, the Income Basis is equal to the greater of
     (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2)  any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted  for withdrawals, and (3) the
     Account Value.
o        T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

* Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

Target Value Calculation:

On each business day, a target value (L) is calculated, according to the following formula.  If the variable account value (V) is equal to zero, no calculation is necessary.

L = 0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r = (L - B) / V.
o        If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.
o        If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the  AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T ={Min(V, [L - B - V *  Ct] / (1-Ct))}, Money moving from the Permitted Sub-accounts to the AST Investment Grade Bond Portfolio
Sub-account

T ={Min(B,- [L - B - V *  Ct] / (1-Ct))}, Money moving from the AST Investment Grade Bond Portfolio Sub-account to the Permitted
Sub-accounts]

                                                   "a" Factors for Liability Calculations
                                            (in Years and Months since Benefit Effective Date)*

            Months
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Years           1  2              3        4       5        6        7        8       9       10       11 12
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         1   15.34    15.31    15.27    15.23   15.20    15.16    15.13    15.09   15.05    15.02    14.98 14.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         2   14.91    14.87    14.84    14.80   14.76    14.73    14.69    14.66   14.62    14.58    14.55 14.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         3   14.47    14.44    14.40    14.36   14.33    14.29    14.26    14.22   14.18    14.15    14.11 14.07
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         4   14.04    14.00    13.96    13.93   13.89    13.85    13.82    13.78   13.74    13.71    13.67 13.63
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         5   13.60    13.56    13.52    13.48   13.45    13.41    13.37    13.34   13.30    13.26    13.23 13.19
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         6   13.15    13.12    13.08    13.04   13.00    12.97    12.93    12.89   12.86    12.82    12.78 12.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         7   12.71    12.67    12.63    12.60   12.56    12.52    12.49    12.45   12.41    12.38    12.34 12.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         8   12.26    12.23    12.19    12.15   12.12    12.08    12.04    12.01   11.97    11.93    11.90 11.86
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         9   11.82    11.78    11.75    11.71   11.67    11.64    11.60    11.56   11.53    11.49    11.45 11.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        10   11.38    11.34    11.31    11.27   11.23    11.20    11.16    11.12   11.09    11.05    11.01 10.98
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        11   10.94    10.90    10.87    10.83   10.79    10.76    10.72    10.69   10.65    10.61    10.58 10.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        12   10.50    10.47    10.43    10.40   10.36    10.32    10.29    10.25   10.21    10.18    10.14 10.11
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        13   10.07    10.04    10.00     9.96    9.93     9.89     9.86     9.82    9.79     9.75     9.71 9.68
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        14    9.64     9.61     9.57     9.54    9.50     9.47     9.43     9.40    9.36     9.33     9.29 9.26
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        15    9.22     9.19     9.15     9.12    9.08     9.05     9.02     8.98    8.95     8.91     8.88 8.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        16    8.81     8.77     8.74     8.71    8.67     8.64     8.60     8.57    8.54     8.50     8.47 8.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        17    8.40     8.37     8.34     8.30    8.27     8.24     8.20     8.17    8.14     8.10     8.07 8.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        18    8.00     7.97     7.94     7.91    7.88     7.84     7.81     7.78    7.75     7.71     7.68 7.65
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        19    7.62     7.59     7.55     7.52    7.49     7.46     7.43     7.40    7.37     7.33     7.30 7.27
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        20    7.24     7.21     7.18     7.15    7.12     7.09     7.06     7.03    7.00     6.97     6.94 6.91
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        21    6.88     6.85     6.82     6.79    6.76     6.73     6.70     6.67    6.64     6.61     6.58 6.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        22    6.52     6.50     6.47     6.44    6.41     6.38     6.36     6.33    6.30     6.27     6.24 6.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        23    6.19     6.16     6.13     6.11    6.08     6.05     6.03     6.00    5.97     5.94     5.92 5.89
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        24    5.86     5.84     5.81     5.79    5.76     5.74     5.71     5.69    5.66     5.63     5.61 5.58
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        25    5.56     5.53     5.51     5.48    5.46     5.44     5.41     5.39    5.36     5.34     5.32 5.29
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        26    5.27     5.24     5.22     5.20    5.18     5.15     5.13     5.11    5.08     5.06     5.04 5.01
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        27    4.99     4.97     4.95     4.93    4.91     4.88     4.86     4.84    4.82     4.80     4.78 4.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        28    4.73     4.71     4.69     4.67    4.65     4.63     4.61     4.59    4.57     4.55     4.53 4.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        29    4.49     4.47     4.45     4.43    4.41     4.39     4.37     4.35    4.33     4.32     4.30 4.28
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        30    4.26     4.24     4.22     4.20    4.18     4.17     4.15     4.13    4.11     4.09     4.07 4.06
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        31    4.04     4.02     4.00     3.98    3.97     3.95     3.93     3.91    3.90     3.88     3.86 3.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        32    3.83     3.81     3.79     3.78    3.76     3.74     3.72     3.71    3.69     3.67     3.66 3.64
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        33    3.62     3.61     3.59     3.57    3.55     3.54     3.52     3.50    3.49     3.47     3.45 3.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        34    3.42     3.40     3.39     3.37    3.35     3.34     3.32     3.30    3.29     3.27     3.25 3.24
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        35    3.22     3.20     3.18     3.17    3.15     3.13     3.12     3.10    3.08     3.07     3.05 3.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        36    3.02     3.00     2.98     2.96    2.95     2.93     2.91     2.90    2.88     2.86     2.85 2.83
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        37    2.81     2.79     2.78     2.76    2.74     2.73     2.71     2.69    2.68     2.66     2.64 2.62
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        38    2.61     2.59     2.57     2.56    2.54     2.52     2.51     2.49    2.47     2.45     2.44 2.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        39    2.40     2.39     2.37     2.35    2.34     2.32     2.30     2.29    2.27     2.25     2.24 2.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        40    2.20     2.19     2.17     2.15    2.14     2.12     2.11     2.09    2.07     2.06     2.04 2.02
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        41    2.01     1.84     1.67     1.51    1.34     1.17     1.00     0.84    0.67     0.50     0.33 0.17
--------------------------------------------------------------------------------------------------------------------

         * The values set forth in this table are applied to all ages.

o        We add the following, to reflect the offering of the Spousal Highest Daily Lifetime Seven Income Benefit:

SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME SEVEN)

---------------------------------------------------------------------------------------------------------------------------------------
Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven.  Currently, if you elect Spousal Highest
Daily Lifetime Seven and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime
Five, Lifetime Five,  Highest Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven.  See "Election of and Designations under the Program" below for details.  Spousal Highest Daily Lifetime Seven must be elected based on two Designated Lives, as described below.  Each Designated Life must be at least 591/2years old when the benefit is elected.  Spousal Highest Daily Lifetime Seven is not available if you elect any other optional living benefit or optional death benefit.  As long as your Spousal Highest Daily
Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.  In addition, as a requirement of participating in this benefit, you must participate in
LPL's asset allocation program - see Appendix C - Additional Information on Asset Allocation Programs.
---------------------------------------------------------------------------------------------------------------------------------------

We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value")
regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal
Highest Daily Lifetime Seven benefit after the death of the first spouse.  You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.
As discussed below, we require that you participate in our asset transfer program in order to participate in Spousal Highest Daily
Lifetime Seven, and in Appendix H to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the
Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount.  On the effective date of the benefit, the
Protected Withdrawal Value is equal to your Account Value.  On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

The Periodic Value initially is equal to the Account Value on the effective date of the benefit.  On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value.  We stop determining the
Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date.  On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

         (1)      the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day
                  (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

         (2)      the Account Value.

If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

(1)      the Account Value; or

(2)      the Periodic Value on the date of the withdrawal.

If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth
Anniversary Date  is equal to the greatest of:

         (1)      the Account Value; or

         (2)      the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or

         (3)      the sum of:

              (a) 200% of the Account Value on the effective date of the benefit;
              (b) 200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and
              (c)  all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

            On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent Purchase Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below).  Irrespective of these calculations, your Protected
            Withdrawal Value will always be at least equal to your Account Value

KEY FEATURE--Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90and older.  We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.  Under the Spousal Highest Daily
Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.  If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess
Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below).  Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of
Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.  A Purchase
Payment that you make will increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment
(including the amount of any associated Credits) based on the age of the youngest Designated Life at the time of the first withdrawal.  A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated
Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit.
Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and
(iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5% for ages 79 and younger, 6% for ages 80 - 84, 7% for ages 85-89, and 8% for ages 90 and older.  Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each
Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters.
At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based.  If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual
Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Spousal Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity
Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
o        The Issue Date is December 1, 2007
o        The Spousal Highest Daily Lifetime Seven benefit is elected on March 5, 2008.
o        The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime Seven benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest
Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal
Value, in this case 5% of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest
Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity
Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------
           Date*                   Account Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
June 1, 2008                 $118,000.00                $118,000.00                $5,900.00
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
August 6, 2008               $120,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
September 1, 2008            $112,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
December 1, 2008             $119,000.00                $119,000.00                $5,950.00
---------------------------- -------------------------- -------------------------- --------------------------

*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
o        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income
           Amount for the Annuity Year), resulting in an adjusted Account Value of  $114,500 before the excess withdrawal.
o        This amount ($114,500) is further reduced by 1.41% (this is the ratio in  the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
           $112,885.55.

The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than
$5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1.
The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual
Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual
     Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.  To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account
     Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)      apply your Account Value to any Annuity option available; or
(2)      request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income
              Amount.  We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.
              If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then
              Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

              (1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable)  life fixed annuity rates guaranteed in your Annuity; and
              (2) the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant's 95th birthday, will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Spousal Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the
     Annuity, including any CDSC.
o        Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal
     (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal
     Highest Daily Lifetime Seven benefit. The Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your Account
     Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit.  A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?".  Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation.  In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to
     www.prudentialannuities.com.

o        You can make withdrawals from your Annuity without purchasing the Spousal Highest Daily Lifetime Seven benefit. The Spousal
     Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

o        Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

o        You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Spousal Highest Daily Lifetime Seven benefit.  If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. In addition, as a requirement of participating in this benefit, you must participate in LPL's asset allocation program - see Appendix C - Additional Information on Asset Allocation Programs.
o        The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your
     Sub-accounts including the AST Investment Grade Bond Sub-account.  Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
Spousal Highest Daily Lifetime Seven can only be elected based on two Designated Lives.  Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die.
Currently, Spousal Highest Daily Lifetime Seven only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

o        One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse.  The
         Owner/Annuitant and the beneficiary each must be at least 591/2years old at the time of election; or
o        Co-Annuity Owners, where the Owners are each other's spouses.  The beneficiary designation must be the surviving spouse, or the spouses named equally.  One of the owners must be the Annuitant.  Each Owner must each be at least 591/2years old at the time of election; or
o        One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the
         Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto)
         ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent
         Annuitant.    Both the Annuitant and the Contingent Annuitant each must be at least 591/2years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:  (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as
Owner.  We permit changes of beneficiary under this benefit.   If the Designated Lives divorce, the Spousal Highest Daily Lifetime
Seven benefit may not be divided as part of the divorce settlement or judgment.  Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

Spousal Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Spousal Highest Daily Lifetime Seven benefit, you will only be allowed to re-elect the benefit or to elect the Lifetime Five Benefit, the Spousal Lifetime Five Benefit,  or the Highest Daily Lifetime Seven Benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the Spousal Highest Daily Lifetime Seven Benefit was terminated. We reserve the right to further limit the election frequency in the future.  Similarly, we generally will permit those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, or Highest Daily Lifetime Seven to elect Spousal
Highest Daily Lifetime Seven only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the
Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Spousal Highest Daily Lifetime Seven; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your Account
Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments  (although if you have elected to take annuity payments in the form of the Annual Income
Amount, we will continue to pay the Annual Income Amount) (vi) if both the Account Value and Annual Income Amount equal zero or (vii)
if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Program).

Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account
(as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Spousal Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Spousal Highest Daily Lifetime
Seven.  For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series
Trust (the "AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of
Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made
in accordance with a formula, which is set forth in the Appendix H to this prospectus.   Speaking generally, the formula, which we
apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily annual income amount.  Note that we use 5% in the formula, irrespective of the youngest Designated Life's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your
Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your
Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or
"r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade
Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily
Lifetime Seven, the ratios we use will be fixed.  For newly-issued Annuities that elect Spousal Highest Daily Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under
Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).
     Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis;
     or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
     Sub-account.

If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.  Note that if your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the
Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum
Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected
Withdrawal Value".

As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.  However, we do note that if you participate in Spousal Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
o        Spousal Highest Daily Lifetime Seven Asset Allocation Formula.  As indicated above, Spousal Highest Daily Lifetime Seven uses the same asset transfer formula as Highest Daily Lifetime Seven and uses the same table of age-related factors See
          Appendix H.

(3)      REVISION TO SECTION ENTITLED "DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?"

We substitute the following for the first two paragraphs of that section:

Yes.  Subject to State approval, we offer several different programs for investors who wish to invest in the Sub-accounts but also wish to protect their principal, as of a specific date in the future. They are the Balanced Investment Program, the Highest Daily
Lifetime Five Income Benefit, the Highest Daily Lifetime Seven Income Benefit, the Spousal Highest Daily Lifetime Seven Income
Benefit, the Guaranteed Return Option Plus SM program (consisting of GRO, GRO Plus, and GRO Plus 2008), and the Highest Daily GRO
program.  .  Under GRO Plus, Account Value is allocated to and maintained in Fixed Allocations to the extent we, in our sole discretion, deem it is necessary to support our guarantee under the program.  Under GRO Plus 2008 and Highest Daily GRO, Account
Value is allocated to and maintained in a specified bond portfolio Sub-account to the extent stipulated by the asset transfer  formula that we employ to support our guarantee under each program. Highest Daily Lifetime Five, Highest Daily Lifetime Seven, and Spousal
Highest Daily Lifetime Seven each also includes a specialized asset transfer component under which we may transfer Account Value between permitted Sub-accounts and a fixed interest rate account or bond-subaccount. This differs from the Balanced Investment
Program, where a set amount is allocated to a Fixed Allocation regardless of the performance of the underlying Sub-accounts or the interest rate environment after the amount is allocated to a Fixed Allocation. Under Highest Daily Lifetime Five, Highest Daily
Lifetime Seven, and Spousal Highest Daily Lifetime Seven,, the "return of premium" component is only one feature of the benefit, and only applies if no withdrawals are taken for the first ten years after benefit election.  You may not want to use any of these programs if you expect to begin taking annuity payments before the program would be completed. In addition, as with many "return of premium" programs, the Sub-accounts that you are able to choose may be limited.  The asset transfer feature of the benefit could result in your missing investment opportunities in Sub-accounts that you are not invested in, due to the operation of the formula.

There is no additional charge for participation in the Balanced Investment Program. There is an additional charge if you elect GRO,
GRO Plus, GRO Plus 2008, Highest Daily GRO, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, or Spousal Highest Daily
Lifetime Seven. See below for a description of the Balanced Investment Program. See the "Living Benefit Programs" section of the
Prospectus for details on GRO, GRO Plus, GRO Plus 2008, Highest Daily GRO, Highest Daily Lifetime Five, Highest Daily Lifetime Seven,
and Spousal Highest Daily Lifetime Seven. Restrictions and limitations apply.

VI. Effective  January 28, 2008, the underlying  portfolios listed below are being offered as new Sub-accounts  under your annuity.  In order to reflect these additions:

     In the section of each Prospectus entitled "Summary of Contract  Expenses",  sub-section  "Underlying  Portfolio Annual Expenses", under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                             Management      Other                            Portfolio
          UNDERLYING PORTFOLIO                  Fees          Expenses         12b-1           Fees &            Portfolio Operating
Advanced Series Trust:                                                          Fees          Expenses
                                                                                                                      Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Investment Grade Bond                       0.65%          0.99%           0               0                     1.64%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2015                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2018                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2019                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
*The total  actual  operating  expenses for the  portfolios  are less than the amounts  shown in the table  above,  due to fee waivers, reimbursement of expenses, and expense offset arrangements  ("Arrangements").  These Arrangements are voluntary,  and may be terminated at any time. In addition,  the  Arrangements may be modified  periodically.  For more information  regarding the  Arrangements,  please see the prospectus and statement of additional information for the portfolios.

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Investment  Grade Bond  Portfolio:  seeks the highest  potential  total return  Prudential Investment consistent  with its  specified  level of risk  tolerance  to meet the  parameters  Management Services established  to support the Highest  Daily  Lifetime  Seven  benefits and maintain liquidity to support changes in market  conditions for a fixed duration  (weighted average  maturity)  of about 6 years.  Please note that you may not make  purchase payments  to this  Portfolio,  and that  this  Portfolio  is  available  only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2015: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2015.  Please  note  that  you may not make
     Fixed Income       purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2018: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market
     Fixed Income       conditions  for a fixed  maturity  of  2018.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2019: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2019.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

Immediately after the chart listing the currently available and permitted investment options for certain optional benefits, we add the following:

"Because under certain option benefits we restrict the investment options in which you can participate, note that your participation in those benefit could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments)."

VII.  REVISED DISCLOSURE WITH RESPECT TO CREDIT RECAPTURE

In the section entitled "How Are Credits Applied To Account Value Under The Optimum Plus Annuity?", there is a paragraph, dealing with the recapture of the 6.5% Credit  We revise that section as follows, to describe our current rules for recapturing the 6.5%
credit as well as our pending SEC application::

We replace the second and third paragraphs appearing immediately after "Additional Purchase Payment in Annuity year 6" with the following:

The amount of any Credits applied to your Optimum Plus Annuity Account Value can be taken back by us under certain circumstances:

o        any Credits applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be taken back;
o        the amount available under the medically-related surrender portion of the Annuity will not include the amount of any Credits payable on Purchase Payments made within 12 months prior to the date of a request under the medically-related surrender provision; and
o        if you elect to "free look" your Annuity, the amount returned to you will not include the amount of any Credits.

If you qualify for the 6.5% Optimum Plus Credit in the first year (for Annuities issued on or after February 13, 2006, subject to state availability), only 6% of that amount will be taken back in connection with the first two bullets above.  However, we will take back the entire 6.5% (less any negative investment experience and charges with respect to that Credit amount) if you "free look" your
Annuity.  We have applied to the SEC for an order of exemption that, if granted, will allow us to take back the entire 6.5% Credit under each of the three bullets set forth above."

VIII.  In the section of each prospectus entitled "Selecting the Variable Annuity That's Right For You", we include hypothetical illustrations depicting how certain assumed rates of return would affect contract values and surrender values over an extended period of time.  Currently, those illustrations use a 0% gross assumed rate of return and a 6% gross assumed rate of return.  We add to those hypothetical illustrations the following illustrations, which are based on the same assumptions, except that a 10% gross rate of return is assumed:

                                   10% Gross Rate
                                   of Return with
                                   6.5% bonus on X
                                        share
                         Optimum Four                             Optimum                          Optimum Plus
            ----------------------------------------------------------------------------------------------------------------
                 Net rate of return                     Net rate of return                   Net rate of return

            ----------------------------------------------------------------------------------------------------------------
                   Contract           Surrender        Contract          Surrender            Contract         Surrender
                    Value               Value            Value             Value                Value            Value
            ----------------------------------------------------------------------------------------------------------------
           1               107,148           98,648          107,582             100,082              114,112       105,112
            ----------------------------------------------------------------------------------------------------------------
           2               114,828          106,828          115,763             108,763              122,254       113,254
            ----------------------------------------------------------------------------------------------------------------
           3               123,059          116,059          124,565             118,065              130,980       122,980
            ----------------------------------------------------------------------------------------------------------------
           4               131,880          125,880          134,037             128,037              140,331       133,331
            ----------------------------------------------------------------------------------------------------------------
           5               141,333          141,333          144,229             139,229              150,353       144,353
            ----------------------------------------------------------------------------------------------------------------
           6               154,411          154,411          155,734             151,734              161,093       156,093
            ----------------------------------------------------------------------------------------------------------------
           7               165,479          165,479          167,576             164,576              172,603       168,603
            ----------------------------------------------------------------------------------------------------------------
           8               177,341          177,341          180,319             178,319              184,937       181,937
            ----------------------------------------------------------------------------------------------------------------
           9               190,052          190,052          195,205             195,205              198,156       196,156
            ----------------------------------------------------------------------------------------------------------------
          10               203,676          203,676          211,325             211,325              212,323       211,323
            ----------------------------------------------------------------------------------------------------------------
          11               218,275          218,275          228,776             228,776              229,812       229,812
            ----------------------------------------------------------------------------------------------------------------
          12               233,921          233,921          247,667             247,667              248,751       248,751
            ----------------------------------------------------------------------------------------------------------------
          13               250,689          250,689          268,119             268,119              269,254       269,254
            ----------------------------------------------------------------------------------------------------------------
          14               268,658          268,658          290,260             290,260              291,451       291,451
            ----------------------------------------------------------------------------------------------------------------
          15               287,916          287,916          314,228             314,228              315,480       315,480
            ----------------------------------------------------------------------------------------------------------------
          16               308,554          308,554          340,176             340,176              341,493       341,493
            ----------------------------------------------------------------------------------------------------------------
          17               330,671          330,671          368,267             368,267              369,655       369,655
            ----------------------------------------------------------------------------------------------------------------
          18               354,374          354,374          398,678             398,678              400,142       400,142
            ----------------------------------------------------------------------------------------------------------------
          19               379,776          379,776          431,599             431,599              433,147       433,147
            ----------------------------------------------------------------------------------------------------------------
          20               406,998          406,998          467,240             467,240              468,877       468,877
            ----------------------------------------------------------------------------------------------------------------
          21               436,172          436,172          505,823             505,823              507,558       507,558
            ----------------------------------------------------------------------------------------------------------------
          22               467,437          467,437          547,592             547,592              549,433       549,433
            ----------------------------------------------------------------------------------------------------------------
          23               500,944          500,944          592,811             592,811              594,766       594,766
            ----------------------------------------------------------------------------------------------------------------
          24               536,851          536,851          641,764             641,764              643,842       643,842
            ----------------------------------------------------------------------------------------------------------------
          25               575,333          575,333          694,759             694,759              696,971       696,971
            ----------------------------------------------------------------------------------------------------------------
          26               616,574          616,574          752,130             752,130              754,487       754,487
            ----------------------------------------------------------------------------------------------------------------
          27               660,770          660,770          814,239             814,239              816,752       816,752
            ----------------------------------------------------------------------------------------------------------------
          28               708,134          708,134          881,477             881,477              884,159       884,159
            ----------------------------------------------------------------------------------------------------------------
          29               758,894          758,894          954,266             954,266              957,133       957,133
            ----------------------------------------------------------------------------------------------------------------
          30               813,292          813,292        1,033,067           1,033,067            1,036,132     1,036,132
            ----------------------------------------------------------------------------------------------------------------
            Assumptions:
            a.  $100,000 initial investment
            b.  Fund Expenses =0.94%
            c.  No optional death benefits or living benefits
            elected
            d.  Annuity was issued on or after February 13, 2006
            e.  Surrender value assumes surrender 2 days before policy anniversary

---------------------------------------------------------------------------------
Gross Return                         10.00%
L Share Bonus                         2.75%
B Share Bonus                         0.50%
X Share Credit                        6.50%
                      Over 30 Years, days won
                      Total Days           Year             Actual Days
---------------------------------------------------------------------------------
          OPTIMUM FOUR

---------------------------------------------------------------------------------
               OPTIMUM                    1               10                3649

---------------------------------------------------------------------------------
          OPTIMUM PLUS                10949             1-10              1-3648
                                                       10-30          3650-10950

---------------------------------------------------------------------------------

IX.

     MISCELLANEOUS CHANGES.

o        In the second paragraph under Investment Options, there is a sentence that states "[c]urrently, the following optional benefits require that you maintain your Account Value in the asset allocation program . . .  ."  We revise that sentence to refer also to GRO Plus 2008, Highest Daily GRO, Highest Daily Lifetime Seven, and Spousal Highest Daily
                  Lifetime Seven.
o        In Appendix C, in the first bullet under Program Rules, there is a sentence that states "[I]f you elect the Highest Daily
                  Lifetime Five Benefit . . . you must enroll in one of the eligible model portfolios."  There is a similar reference in the paragraph of Appendix C entitled Termination or Modification of the Asset Allocation Program.  We revise each of those sections to also refer to GRO Plus 2008, Highest Daily GRO, Highest Daily Lifetime Seven, and Spousal
                  Highest Daily Lifetime Seven.

                                                               PART C

                                                         OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(4)(n) Copy of Rider for Guaranteed Return Option Plus 2008 - Filed Herewith

(4)(o)Copy of Rider for Highest Daily Guaranteed Return Option - Filed Herewith

(4)(p) Copy of Rider for Highest Daily Lifetime Seven - Filed Herewith.

(b) EXHIBITS

(10) Consent of PricewaterhouseCoopers LLP

--------

------------------------------------------------------------------------------------------------------------------------------------

                                                             SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant the Registrant  certifies that it meets the requirements of Securities Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this Registration Statement to be signed on its behalf, on this 18th day of December 2007.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                             Registrant

                                          By: American Skandia Life Assurance Corporation

__/s/ C. Christopher Sprague _____________
C. Christopher Sprague, Vice President, Corporate Counsel

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

___/s/ C. Christopher Sprague ____________
C. Christopher Sprague, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

Signature                                                                Title                                     Date
                                                             (Principal Executive Officer)
David R. Odenath*                                        Chief Executive Officer and President            December 18, 2007
David R. Odenath
                                                           (Principal Financial Officer and
                                                             Principal Accounting Officer)
Kenneth Y. Tanji*                                Executive Vice President and Chief Financial Officer
Kenneth Y. Tanji

                                                                 (Board of Directors)
James Avery*                                                       Kenneth Y. Tanji*                      Helen Galt*
James Avery                                                        Kenneth Y. Tanji                       Helen Galt

David R. Odenath*                                                                                         Bernard J. Jacob*
David R. Odenath                                                                                          Bernard J. Jacob

                                By:____ /s/ C. Christopher Sprague ________
                                          C. Christopher Sprague

                   *Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney

                                                              EXHIBIT

(4)(n) Highest Daily Guaranteed Return Option rider

(4)(o) Highest Daily Lifetime Seven rider

(10) Consent of PricewaterhouseCoopers LLP